UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21759

Name of Fund:  BlackRock Global Dynamic Equity Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     BlackRock Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

----------------------------------------------

      BlackRock Global Dynamic Equity Fund             BLACKROCK

      SEMI-ANNUAL REPORT
      APRIL 30, 2008 | (UNAUDITED)

----------------------------------------------

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

================================================================================

Table of Contents

--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders ................................................      3

Semi-Annual Report:

Fund Summary ............................................................      4
About Fund Performance ..................................................      6
Disclosure of Expenses ..................................................      6
Portfolio Summary .......................................................      7
Financial Statements:
   Schedule of Investments ..............................................      8
   Statement of Assets and Liabilities ..................................     22
   Statement of Operations ..............................................     23
   Statements of Changes in Net Assets ..................................     24
Financial Highlights ....................................................     25
Notes to Financial Statements ...........................................     28
Officers and Trustees ...................................................     35
Additional Information ..................................................     36
Mutual Fund Family ......................................................     38


2           BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the "Fed") intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed's other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed's response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April
30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008                                                    6-month   12-month
---------------------------------------------------------------------------------------------------------
U.S. equities (S&P 500 Index)                                                          - 9.64%   - 4.68%
---------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           -12.92    -10.96
---------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      - 9.21    - 1.78
---------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                    + 4.08    + 6.87
---------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         + 1.47    + 2.79
---------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    - 0.73    - 0.80
---------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

================================================================================

Fund Summary

--------------------------------------------------------------------------------
Portfolio Management Commentary
--------------------------------------------------------------------------------

      How did the Fund perform?

o The Fund outperformed both its Reference Portfolio and the all-equity benchmark for the six-month period ended April 30, 2008. (See "Performance Summary" table on page 5.)

      What factors influenced performance?

o The Fund's underweight in both U.S. and Australian equities, together with an overweight exposure to Brazil, benefited comparative performance for the period. Effective security selection within these countries also proved advantageous.

o On a sector basis, strong stock selection in financials, consumer discretionary, industrials and consumer staples contributed positively relative to the Reference Portfolio.

o Detracting from performance were the Fund's overweight positions and disappointing stock selection in South Korea and Hong Kong, in addition to stock selection in Canada. Unfavorable stock selection in the health care and information technology sectors also hurt comparative results.

      Describe recent portfolio activity.

o The Fund's equity weightings in the U.S. (+1.9%), Africa/Middle East (+0.4%) and Latin America (+0.3%) increased, while exposure to Asian (-3.8%) and European (-2.7%) equities decreased over the period.

o From a sector perspective, the Fund's exposure to the consumer staples (+2.0%), health care (+1.9%), information technology (+1.2%) and telecommunication services (+0.9%) sectors increased, while its weightings in financials (-3.7%), consumer discretionary (-3.0%) and energy (-1.7%) were reduced.

      Describe Fund positioning at period-end.

o The Fund ended the period significantly underweight versus the Reference Portfolio in U.S. equities (-16.5%), with a smaller underweight in Europe (-4.5%). The Fund maintained an overweight in Asian equities (+11.4%) and a modest overweight in Latin America (+2.4%).

o On a sector basis, the Fund held overweight positions in the materials (+4.4%), telecommunication services (+2.1%) and health care (+0.2%) sectors, while it was underweight in consumer discretionary (-7.4%), financials (-5.5%), information technology (-3.3%), utilities (-0.9%) and consumer staples (-0.9%).

o With respect to currency exposure, the Fund was underweight in the U.S. dollar (-11.3%), the euro (-2.1%) and the British pound (-1.0%), while it held modest overweights in the Japanese yen (+4.2%) and the Brazilian real (+2.2%). The Fund also maintained overweight positions in several small Asian currencies, including the Indian rupee (+2.4%), the Singapore dollar (+1.5%) and the Korean won (+1.4%).

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

                                           Actual                                                Hypothetical**
                   ------------------------------------------------------   --------------------------------------------------------
                       Beginning          Ending                                 Beginning          Ending
                     Account Value     Account Value     Expenses Paid        Account Value     Account Value       Expenses Paid
                   November 1, 2007   April 30, 2008   During the Period*   November 1, 2007   April 30, 2008    During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..   $          1,000   $       941.30      $          5.16   $          1,000   $     1,019.58    $             5.37
Investor A .....   $          1,000   $       940.10      $          6.46   $          1,000   $     1,018.24    $             6.72
Investor B .....   $          1,000   $       936.80      $         10.40   $          1,000   $     1,014.16    $            10.82
Investor C .....   $          1,000   $       936.40      $         10.06   $          1,000   $     1,014.51    $            10.47
Class R ........   $          1,000   $       938.50      $          7.90   $          1,000   $     1,016.74    $             8.22
------------------------------------------------------------------------------------------------------------------------------------

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.07% for Institutional, 1.34% for Investor A, 2.16% for Investor B, 2.09% for Investor C and 1.64% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4           BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

--------------------------------------------------------------------------------
Total Return Based on a $10,000 Investment
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Institutional   Investor A   FTSE World   S&P 500(R)   FTSE World Index    Reference
                    Shares*+      Shares*+      Index++     Index+++      (Ex-U.S.)++++    Portfolio++
11/04/05**       $      10,000   $    9,475   $   10,000   $   10,000   $         10,000   $    10,000
4/06             $      11,760   $   11,124   $   11,576   $   10,841   $         12,314   $    11,415
4/07             $      13,630   $   12,866   $   13,642   $   12,492   $         14,782   $    13,375
4/08             $      14,994   $   14,118   $   13,640   $   11,908   $         15,308   $    13,193

   * Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

  **  Commencement of operations.

   + The Fund invests primarily in the securities of corporate issuers located in North and South America, Europe, Australia and the Far East.

  ++ This unmanaged capitalization-weighted Index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.

 +++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

++++ This unmanaged capitalization-weighted Index is comprised of 1,631 companies in 28 countries, excluding the United States.

  ++ The Reference Portfolio is an unmanaged weighted Index comprised 60% of the S&P 500 Index and 40% of the FTSE World Index (Ex-U.S.).

--------------------------------------------------------------------------------
Performance Summary for the Year Ended April 30, 2008
--------------------------------------------------------------------------------

                                                                                               Average Annual Total Returns*
                                                                                         ------------------------------------------
                                                                                                1 Year          Since Inception**
                                                                                         -------------------   -------------------
                                                                            6-Month      w/o sales   w/sales   w/o sales   w/sales
                                                                         Total Returns     charge     charge     charge     charge
-----------------------------------------------------------------------------------------------------------------------------------
Institutional ........................................................       -5.87%        +10.00%       --      +17.70%        --
Investor A ...........................................................       -5.99         + 9.73     +3.97%     +17.41     +14.89%
Investor B ...........................................................       -6.32         + 8.86     +4.36      +16.49     +15.36
Investor C ...........................................................       -6.36         + 8.83     +7.83      +16.51     +16.51
Class R ..............................................................       -6.15         + 9.42        --      +17.03         --
FTSE World Index .....................................................       -8.86         - 0.01        --      +13.31         --
FTSE World Index (Ex-U.S.) ...........................................       -8.34         + 3.56        --      +18.69         --
S&P 500 Index ........................................................       -9.64         - 4.68        --      + 7.28         --
Reference Portfolio ..................................................       -9.06         - 1.36        --      +11.80         --
-----------------------------------------------------------------------------------------------------------------------------------

 * Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

**    The Fund commenced operations on 11/04/05.

      Past performance is not indicative of future results.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008           5

================================================================================

      About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

================================================================================

      Disclosure of Expenses

      Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

      The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

      The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6           BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

Portfolio Summary

--------------------------------------------------------------------------------
As of April 30, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ten Largest Holdings                                                  Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp. ................................        2%
General Electric Co. ..............................................        2
Microsoft Corp. ...................................................        2
Johnson & Johnson .................................................        1
American International Group, Inc. ................................        1
Union Pacific Corp. ...............................................        1
AT&T Inc. .........................................................        1
Petroleo Brasileiro SA ............................................        1
The Procter & Gamble Co. ..........................................        1
Bristol-Myers Squibb Co. ..........................................        1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Five Largest Industries                                               Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .......................................       11%
Insurance .........................................................        7
Metals & Mining ...................................................        7
Pharmaceuticals ...................................................        6
Diversified Telecommunication Services ............................        4
--------------------------------------------------------------------------------

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

--------------------------------------------------------------------------------
Breakdown of Equity & Fixed Income                                    Percent of
Securities By Country                                                Net Assets+
--------------------------------------------------------------------------------
United States .....................................................      49%
Japan .............................................................       9
United Kingdom ....................................................       5
Brazil ............................................................       4
Canada ............................................................       3
South Korea .......................................................       3
Germany ...........................................................       3
Switzerland .......................................................       3
India .............................................................       2
France ............................................................       2
Singapore .........................................................       2
China .............................................................       2
Malaysia ..........................................................       2
Italy .............................................................       1
Australia .........................................................       1
Taiwan ............................................................       1
Hong Kong .........................................................       1
Europe ............................................................       1
United Arab Emirates ..............................................       1
Spain .............................................................       1
Thailand ..........................................................       1
Netherlands .......................................................       1
Russia ............................................................       1
--------------------------------------------------------------------------------

+ Total may not equal 100%.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008           7

================================================================================

Schedule of Investments April 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
-------------------------------------------------------------------------------
Australia -- 1.2%
Beverages -- 0.0%
Coca-Cola Amatil Ltd.                                   80,600   $      637,778
--------------------------------------------------------------------------------
Metals & Mining -- 0.7%
BHP Billiton Ltd.                                      101,100        4,075,521
Newcrest Mining Ltd.                                    47,820        1,313,324
Rio Tinto Ltd.                                          30,700        3,961,626
Zinifex Ltd.                                            35,600          338,699
                                                                 ---------------
                                                                      9,689,170
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.2%
Woodside Petroleum Ltd.                                 43,700        2,301,476
--------------------------------------------------------------------------------
Paper & Forest Products -- 0.0%
Great Southern Plantations Ltd.                        121,900          177,820
--------------------------------------------------------------------------------
Transportation Infrastructure -- 0.3%
Macquarie Airports Group                               232,000          687,206
Macquarie Infrastructure Group                         609,800        1,626,236
Transurban Group                                       218,566        1,408,595
                                                                 ---------------
                                                                      3,722,037
--------------------------------------------------------------------------------
Total Common Stocks in Australia                                     16,528,281
================================================================================
Austria -- 0.0%
Diversified Telecommunication Services -- 0.0%
Telekom Austria AG                                       9,500          233,864
--------------------------------------------------------------------------------
Total Common Stocks in Austria                                          233,864
================================================================================
Belgium -- 0.2%
Diversified Financial Services -- 0.2%
Fortis                                                 124,236        3,370,873
--------------------------------------------------------------------------------
Total Common Stocks in Belgium                                        3,370,873
================================================================================
Brazil -- 3.4%
Commercial Banks -- 0.2%
Banco Bradesco SA                                       52,202        1,209,095
Uniao de Bancos Brasileiros SA (a)                       8,500        1,235,985
                                                                 ---------------
                                                                      2,445,080
--------------------------------------------------------------------------------
Construction & Engineering -- 0.1%
Obrascon Huarte Lain Brasil SA                          91,100        1,233,155
--------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Cia Energetica de Minas Gerais (a)                      17,242          353,630
--------------------------------------------------------------------------------
Food & Staples Retailing -- 0.2%
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar (Preference Shares)                           91,898        2,100,905
--------------------------------------------------------------------------------
Food Products -- 0.5%
Cosan SA Industria e Comercio                           57,300        1,009,007
JBS SA                                                 245,500        1,296,769
SLC Agricola SA                                        249,700        4,732,012
                                                                 ---------------
                                                                      7,037,788
--------------------------------------------------------------------------------
Household Durables -- 0.1%
Gafisa SA                                               85,300        1,863,853
--------------------------------------------------------------------------------
Metals & Mining -- 0.5%
Companhia Vale do Rio Doce
   (Preference 'A' Shares) (a)                         165,500        5,269,520
Usinas Siderurgicas de Minas Gerais SA
   (Preference 'A' Shares)                              48,975        2,354,171
                                                                 ---------------
                                                                      7,623,691
--------------------------------------------------------------------------------

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
Brazil (concluded)
Oil, Gas & Consumable Fuels -- 1.5%
Petroleo Brasileiro SA (a)                             199,800   $   21,494,164
--------------------------------------------------------------------------------
Road & Rail -- 0.2%
All America Latina Logistica SA                        160,000        2,088,798
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.1%
Vivo Participacoes SA (a)(b)                           244,500        1,650,375
--------------------------------------------------------------------------------
Total Common Stocks in Brazil                                        47,891,439
================================================================================
Canada -- 3.1%
Auto Components -- 0.0%
Magna International, Inc. (Class A)                        900           67,167
--------------------------------------------------------------------------------
Communications Equipment -- 0.0%
Nortel Networks Corp. (b)                               78,800          672,952
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.1%
BCE, Inc.                                                  700           25,536
TELUS Corp.                                             25,200        1,159,035
                                                                 ---------------
                                                                      1,184,571
--------------------------------------------------------------------------------
Food Products -- 0.1%
Vittera, Inc. (b)                                       95,500        1,305,764
--------------------------------------------------------------------------------
Insurance -- 0.0%
Sun Life Financial, Inc.                                   300           14,562
--------------------------------------------------------------------------------
Metals & Mining -- 1.9%
Alamos Gold, Inc. (b)                                  118,700          717,787
Aurelian Resources, Inc. (b)                           162,400          661,146
Barrick Gold Corp.                                      57,497        2,220,534
Eldorado Gold Corp. (b)                                362,200        2,470,772
Goldcorp, Inc.                                         231,400        8,265,608
Golden Star Resources Ltd. (b)                         109,100          366,158
Iamgold Corp.                                           65,041          388,945
Kinross Gold Corp.                                     447,481        8,457,404
Peak Gold Ltd. (b)                                     341,000          240,403
Yamaha Gold, Inc.                                      227,300        2,913,755
                                                                 ---------------
                                                                     26,702,512
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.2%
Canadian Natural Resources Ltd.                         22,100        1,878,500
EnCana Corp.                                             1,300          105,053
Imperial Oil Ltd.                                        1,700           99,518
Petro-Canada                                            24,900        1,247,621
                                                                 ---------------
                                                                      3,330,692
--------------------------------------------------------------------------------
Paper & Forest Products -- 0.1%
Sino-Forest Corp. (b)                                   63,000          953,977
--------------------------------------------------------------------------------
Road & Rail -- 0.5%
Canadian Pacific Railway Ltd.                           47,100        3,244,760
Canadian Pacific Railway Ltd. (USD)                     44,500        3,077,620
                                                                 ---------------
                                                                      6,322,380
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.2%
Rogers Communications, Inc. Class B                     58,100        2,592,422
--------------------------------------------------------------------------------
Total Common Stocks in Canada                                        43,146,999
================================================================================

See Notes to Financial Statements.


8           BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

===============================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
-------------------------------------------------------------------------------
Chile -- 0.3%
Commercial Banks -- 0.2%
Banco Santander Chile SA (a)                            36,200   $    1,901,224
--------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Enersis SA (a)                                          23,700          447,456
--------------------------------------------------------------------------------
Food & Staples Retailing -- 0.1%
Centros Comerciales Sudamericanos SA                   136,700          573,835
--------------------------------------------------------------------------------
Multiline Retail -- 0.0%
SACI Falabella                                         104,900          569,499
--------------------------------------------------------------------------------
Total Common Stocks in Chile                                          3,492,014
================================================================================
China -- 1.7%
Automobiles -- 0.0%
Denway Motors Ltd.                                     697,500          353,826
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.0%
China Communications Services Corp. Ltd. (b)            40,000           30,697
--------------------------------------------------------------------------------
Electrical Equipment -- 0.0%
Shanghai Electric Group Corp.                          398,000          223,153
--------------------------------------------------------------------------------
Food Products -- 0.3%
Chaoda Modern Agriculture Holdings Ltd.              3,113,598        4,477,539
--------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 0.0%
Huaneng Power International, Inc.                      175,000          147,029
--------------------------------------------------------------------------------
Industrial Conglomerates -- 0.4%
Beijing Enterprises Holdings Ltd.                    1,110,844        4,575,712
Tianjin Development Holdings Ltd.                    1,315,900        1,058,548
                                                                 ---------------
                                                                      5,634,260
--------------------------------------------------------------------------------
Insurance -- 0.2%
China Life Insurance Co. Ltd. (a)                       24,199        1,587,454
Ping An Insurance Group Co. of China Ltd.               32,200          305,677
                                                                 ---------------
                                                                      1,893,131
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.3%
China Shenhua Energy Co. Ltd. Class H                1,000,200        4,591,127
--------------------------------------------------------------------------------
Transportation Infrastructure -- 0.2%
Hainan Meilan International Airport Co., Ltd.           93,400           97,162
Jiangsu Express                                        313,900          293,004
Tianjin Port Development Holdings Ltd.               1,820,100        1,017,988
Xiamen International Port Co. Ltd.                   2,757,700          906,977
                                                                 ---------------
                                                                      2,315,131
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.3%
China Mobile Ltd.                                      200,500        3,450,088
--------------------------------------------------------------------------------
Total Common Stocks in China                                         23,115,981
================================================================================
Denmark -- 0.1%
Commercial Banks -- 0.1%
Danske Bank A/S                                         54,440        1,874,269
--------------------------------------------------------------------------------
Total Common Stocks in Denmark                                        1,874,269
================================================================================
Egypt -- 0.1%
Diversified Telecommunication Services -- 0.1%
Telecom Egypt                                          398,098        1,448,181
--------------------------------------------------------------------------------
Total Common Stocks in Egypt                                          1,448,181
================================================================================
Finland -- 0.1%
Communications Equipment -- 0.0%
Nokia Oyj (a)                                            2,400           72,168
--------------------------------------------------------------------------------

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
Finland (concluded)
Electric Utilities -- 0.1%
Fortum Oyj                                              25,759   $    1,089,707
--------------------------------------------------------------------------------
Total Common Stocks in Finland                                        1,161,875
================================================================================
France -- 2.0%
Commercial Banks -- 0.2%
Societe Generale SA                                     26,448        3,072,325
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.3%
France Telecom SA                                      110,000        3,442,002
--------------------------------------------------------------------------------
Electric Utilities -- 0.3%
Electricite de France SA                                36,732        3,839,299
--------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.2%
Cie Generale d'Optique Essilor International SA         42,500        2,636,499
--------------------------------------------------------------------------------
Machinery -- 0.3%
Vallourec SA                                            13,238        3,588,997
--------------------------------------------------------------------------------
Multi-Utilities -- 0.2%
Suez SA                                                 47,192        3,325,240
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.5%
Total SA                                                88,895        7,446,390
--------------------------------------------------------------------------------
Pharmaceuticals -- 0.0%
Sanofi-Aventis (a)                                       2,000           77,160
--------------------------------------------------------------------------------
Total Common Stocks in France                                        27,427,912
================================================================================
Germany -- 2.6%
Air Freight & Logistics -- 0.3%
Deutsche Post AG                                       116,222        3,607,963
--------------------------------------------------------------------------------
Automobiles -- 0.5%
Bayerische Motoren Werke AG                             49,735        2,711,377
DaimlerChrysler AG                                      49,342        3,836,665
                                                                 ---------------
                                                                      6,548,042
--------------------------------------------------------------------------------
Chemicals -- 0.4%
Bayer AG                                                61,309        5,191,336
Bayer AG (a)                                             1,100           93,610
                                                                 ---------------
                                                                      5,284,946
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.2%
Deutsche Telekom AG                                    181,412        3,245,291
--------------------------------------------------------------------------------
Electric Utilities -- 0.5%
E.ON AG                                                 36,962        7,497,576
--------------------------------------------------------------------------------
Industrial Conglomerates -- 0.3%
Siemens AG                                              41,156        4,815,499
--------------------------------------------------------------------------------
Insurance -- 0.4%
Allianz AG Registered Shares                            25,067        5,093,437
--------------------------------------------------------------------------------
Total Common Stocks in Germany                                       36,092,754
================================================================================
Hong Kong -- 0.9%
Electric Utilities -- 0.1%
Cheung Kong Infrastructure Holdings Ltd.               135,600          586,664
--------------------------------------------------------------------------------
Industrial Conglomerates -- 0.3%
Hutchison Whampoa Ltd.                                 381,300        3,726,197
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.1%
The Link REIT                                          684,000        1,637,536
--------------------------------------------------------------------------------
Real Estate Management & Development -- 0.4%
Cheung Kong Holdings Ltd.                               49,200          768,475
Sun Hung Kai Properties Ltd.                           147,700        2,581,285
Wharf Holdings Ltd.                                    506,925        2,563,616
                                                                 ---------------
                                                                      5,913,376
--------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                     11,863,773
================================================================================

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008           9

================================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
-------------------------------------------------------------------------------
India -- 1.7%
Automobiles -- 0.1%
Bajaj Auto Ltd. (b)                                      5,700   $      126,202
Tata Motors Ltd.                                        82,564        1,362,828
                                                                 ---------------
                                                                      1,489,030
--------------------------------------------------------------------------------
Commercial Banks -- 0.1%
State Bank of India Ltd.                                18,720          819,333
--------------------------------------------------------------------------------
Construction & Engineering -- 0.1%
Larsen & Toubro Ltd.                                    20,375        1,503,499
--------------------------------------------------------------------------------
Construction Materials -- 0.2%
Gujarat Ambuja Cements Ltd.                            829,500        2,329,869
--------------------------------------------------------------------------------
Diversified Financial Services -- 0.0%
Bajaj Finserv Ltd. (b)                                   5,700           63,102
Bajaj Holdings and Investments Ltd.                      5,700          100,205
Reliance Capital Ltd.                                    9,600          358,225
                                                                 ---------------
                                                                        521,532
--------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Reliance Infrastructure Ltd.                             6,150          216,704
--------------------------------------------------------------------------------
Electrical Equipment -- 0.1%
Bharat Heavy Electricals Ltd.                           19,300          907,786
--------------------------------------------------------------------------------
IT Services -- 0.1%
Infosys Technologies Ltd.                               45,600        1,973,099
--------------------------------------------------------------------------------
Media -- 0.0%
Wire and Wireless India Ltd. (b)                        50,057           55,171
Zee News Ltd. (b)                                       45,261           68,361
Zee Telefilms Ltd.                                     100,114          527,174
                                                                 ---------------
                                                                        650,706
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.6%
Hindustan Petroleum Corp.                               23,300          148,256
Reliance Industries Ltd.                               119,600        7,716,558
                                                                 ---------------
                                                                      7,864,814
--------------------------------------------------------------------------------
Pharmaceuticals -- 0.0%
Wockhardt Ltd.                                          17,950          132,299
--------------------------------------------------------------------------------
Road & Rail -- 0.1%
Container Corp. of India                                73,600        1,568,709
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.1%
Housing Development Finance Corp.                       20,000        1,384,259
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.2%
Reliance Communication Ventures Ltd.                   174,500        2,495,705
--------------------------------------------------------------------------------
Total Common Stocks in India                                         23,857,344
================================================================================
Indonesia -- 0.2%
Oil, Gas & Consumable Fuels -- 0.2%
Bumi Resources Tbk PT                                4,676,007        3,371,877
--------------------------------------------------------------------------------
Total Common Stocks in Indonesia                                      3,371,877
================================================================================
Ireland -- 0.2%
Construction Materials -- 0.2%
CRH Plc                                                 83,208        3,174,964
--------------------------------------------------------------------------------
Total Common Stocks in Ireland                                        3,174,964
================================================================================

Common Stocks                                           Shares       Value
-------------------------------------------------------------------------------
Israel -- 0.1%
Pharmaceuticals -- 0.1%
Teva Pharmaceutical Industries Ltd. (a)                 22,700   $    1,061,906
--------------------------------------------------------------------------------
Software -- 0.0%
AFI Development Plc (a)(b)                              80,000          572,000
Check Point Software Technologies Ltd. (b)               4,400          103,928
Ectel Ltd. (a)(b)                                        4,251            9,522
                                                                 ---------------
                                                                        685,450
--------------------------------------------------------------------------------
Total Common Stocks in Israel                                         1,747,356
================================================================================
Italy -- 1.2%
Commercial Banks -- 0.6%
Banca Intesa SpA                                       604,449        4,498,550
Unicredit SpA                                          506,069        3,814,830
                                                                 ---------------
                                                                      8,313,380
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.2%
Telecom Italia SpA                                   1,317,997        2,756,392
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.4%
Eni SpA                                                163,194        6,288,719
--------------------------------------------------------------------------------
Total Common Stocks in Italy                                         17,358,491
================================================================================
Japan -- 9.4%
Auto Components -- 0.2%
Toyota Industries Corp.                                 65,000        2,267,325
--------------------------------------------------------------------------------
Automobiles -- 0.3%
Honda Motor Co., Ltd.                                   20,900          667,053
Suzuki Motor Corp.                                     150,200        3,810,929
                                                                 ---------------
                                                                      4,477,982
--------------------------------------------------------------------------------
Beverages -- 0.5%
Coca-Cola Central Japan Co., Ltd.                           39          315,795
Coca-Cola West Holdings Co., Ltd.                      116,275        2,632,369
Hokkaido Coca-Cola Bottling Co., Ltd.                   15,000           89,371
Kirin Holdings Co., Ltd.                               179,000        3,202,430
Mikuni Coca-Cola Bottling Co., Ltd.                     39,500          411,587
                                                                 ---------------
                                                                      6,651,552
--------------------------------------------------------------------------------
Building Products -- 0.2%
Asahi Glass Co., Ltd.                                  123,800        1,478,253
Daikin Industries Ltd.                                  34,000        1,701,490
                                                                 ---------------
                                                                      3,179,743
--------------------------------------------------------------------------------
Chemicals -- 0.7%
Mitsubishi Rayon Co., Ltd.                             811,000        2,637,839
Shin-Etsu Chemical Co., Ltd.                            60,000        3,715,208
Sumitomo Chemical Co., Ltd.                            447,000        2,903,697
Ube Industries Ltd.                                    157,500          552,158
                                                                 ---------------
                                                                      9,808,902
--------------------------------------------------------------------------------
Commercial Banks -- 0.3%
The Bank of Yokohama Ltd.                               60,000          440,592
Fukuoka Financial Group, Inc.                          230,100        1,143,826
Shinsei Bank Ltd.                                      205,000          902,250
Sumitomo Mitsui Financial Group, Inc.                      190        1,635,027
                                                                 ---------------
                                                                      4,121,695
--------------------------------------------------------------------------------
Construction & Engineering -- 0.5%
JGC Corp.                                              127,377        2,367,807
Kinden Corp.                                           138,000        1,307,640
Okumura Corp.                                          346,500        1,712,613
Toda Corp.                                             214,700        1,045,015
                                                                 ---------------
                                                                      6,433,075
--------------------------------------------------------------------------------

See Notes to Financial Statements.


10          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
-------------------------------------------------------------------------------
Japan (continued)
Consumer Finance -- 0.1%
Credit Saison Co., Ltd.                                 54,000   $    1,449,484
--------------------------------------------------------------------------------
Diversified Financial Services -- 0.4%
RHJ International (b)                                  383,600        5,004,141
RHJ International (a)(b)(c)                             41,200          543,604
                                                                 ---------------
                                                                      5,547,745
--------------------------------------------------------------------------------
Electronic Equipment Instruments -- 0.4%
Hoya Corp.                                             109,000        3,042,170
Murata Manufacturing Co., Ltd.                          37,600        1,996,309
                                                                 ---------------
                                                                      5,038,479
--------------------------------------------------------------------------------
Food & Staples Retailing -- 0.3%
Ministop Co., Ltd.                                       4,200           86,823
Seven & I Holdings Co. Ltd.                            118,800        3,556,452
                                                                 ---------------
                                                                      3,643,275
--------------------------------------------------------------------------------
Food Products -- 0.0%
Ajinomoto Co., Inc.                                     46,300          467,012
House Foods Corp.                                        5,200           80,966
                                                                 ---------------
                                                                        547,978
--------------------------------------------------------------------------------
Gas Utilities -- 0.2%
Tokyo Gas Co., Ltd.                                    639,000        2,454,869
--------------------------------------------------------------------------------
Household Durables -- 0.5%
Daiwa House Industry Co., Ltd.                          82,500          933,125
Matsushita Electric Industrial Co., Ltd.               152,000        3,547,784
Rinnai Corp.                                            25,900          831,673
Sekisui House Ltd.                                     250,000        2,379,852
Sony Corp. (a)                                           2,000           91,580
                                                                 ---------------
                                                                      7,784,014
--------------------------------------------------------------------------------
Insurance -- 2.0%
Aioi Insurance Co., Ltd.                               783,000        4,950,096
Millea Holdings, Inc.                                  257,500       10,913,710
Mitsui Sumitomo Insurance Group Holdings, Inc. (b)     193,509        7,704,258
Nipponkoa Insurance Co., Ltd.                          507,300        4,972,229
                                                                 ---------------
                                                                     28,540,293
--------------------------------------------------------------------------------
Machinery -- 0.1%
Kubota Corp.                                           238,600        1,671,685
Tadano Ltd.                                             29,000          300,951
                                                                 ---------------
                                                                      1,972,636
--------------------------------------------------------------------------------
Media -- 0.2%
Toho Co., Ltd.                                         103,000        2,355,861
--------------------------------------------------------------------------------
Office Electronics -- 0.3%
Canon, Inc.                                             71,400        3,589,821
--------------------------------------------------------------------------------
Pharmaceuticals -- 0.9%
Astellas Pharma, Inc.                                  137,200        5,647,757
Mitsubishi Tanabe Pharma Corp.                          22,100          264,884
Takeda Pharmaceutical Co., Ltd.                        137,200        7,253,902
                                                                 ---------------
                                                                     13,166,543
--------------------------------------------------------------------------------
Real Estate Management & Development -- 0.1%
NTT Urban Development Co.                                  935        1,450,662
--------------------------------------------------------------------------------
Road & Rail -- 0.2%
East Japan Railway Co.                                     370        2,952,568
--------------------------------------------------------------------------------
Specialty Retail -- 0.0%
Shimachu Co., Ltd.                                      13,800          379,756
--------------------------------------------------------------------------------

Common Stocks                                           Shares       Value
-------------------------------------------------------------------------------
Japan (concluded)
Textiles, Apparel & Luxury Goods -- 0.0%
Asics Corp.                                             41,300   $      418,656
--------------------------------------------------------------------------------
Tobacco -- 0.1%
Japan Tobacco, Inc.                                        400        1,945,043
--------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.5%
Mitsubishi Corp.                                       198,500        6,389,978
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.4%
NTT DoCoMo, Inc.                                         3,419        5,021,852
Okinawa Cellular Telephone Co.                              60          104,201
                                                                 ---------------
                                                                      5,126,053
--------------------------------------------------------------------------------
Total Common Stocks in Japan                                        131,693,988
================================================================================
Kazakhstan -- 0.1%
Oil, Gas & Consumable Fuels -- 0.1%
KazMunaiGas Exploration Production (a)                  37,000        1,076,700
--------------------------------------------------------------------------------
Total Common Stocks in Kazakhstan                                     1,076,700
================================================================================
Luxembourg -- 0.4%
Metals & Mining -- 0.4%
ArcelorMittal                                           60,786        5,330,654
--------------------------------------------------------------------------------
Total Common Stocks in Luxembourg                                     5,330,654
================================================================================
Malaysia -- 0.5%
Diversified Telecommunication Services -- 0.1%
TM International Bhd (b)                               370,000          837,449
Telekom Malaysia Bhd                                   370,000          423,995
                                                                 ---------------
                                                                      1,261,444
--------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Tenaga Nasional Bhd                                    245,841          510,421
--------------------------------------------------------------------------------
Food Products -- 0.3%
IOI Corp. Bhd                                        1,661,720        3,838,363
--------------------------------------------------------------------------------
Tobacco -- 0.1%
British American Tobacco Malaysia Bhd                   84,000        1,135,712
--------------------------------------------------------------------------------
Transportation Infrastructure -- 0.0%
PLUS Expressways Bhd                                    83,900           85,598
--------------------------------------------------------------------------------
Total Common Stocks in Malaysia                                       6,831,538
================================================================================
Mexico -- 0.4%
Beverages -- 0.2%
Fomento Economico Mexicano, SA de CV (a)                58,100        2,524,445
--------------------------------------------------------------------------------
Household Durables -- 0.0%
Urbi, Desarrollos Urbanos, SA de CV (b)                 54,300          174,205
--------------------------------------------------------------------------------
Media -- 0.0%
Megacable Holdings, SAB de CV (b)                       20,600           60,688
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.2%
America Movil, SA de CV (a)                             43,300        2,509,668
--------------------------------------------------------------------------------
Total Common Stocks in Mexico                                         5,269,006
================================================================================
Netherlands -- 0.4%
Chemicals -- 0.4%
Akzo Nobel NV                                           61,529        5,194,687
--------------------------------------------------------------------------------
Food Products -- 0.0%
Unilever NV (a)                                         23,200          778,128
--------------------------------------------------------------------------------
Industrial Conglomerates -- 0.0%
Koninklijke Philips Electronics NV                       2,000           75,120
--------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                                6,047,935
================================================================================

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          11

================================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
New Zealand -- 0.0%
Diversified Telecommunication Services -- 0.0%
Telecom Corp. of New Zealand Ltd.                       28,711   $       84,685
--------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Contact Energy Ltd.                                     26,900          203,910
--------------------------------------------------------------------------------
Total Common Stocks in New Zealand                                      288,595
================================================================================
Norway -- 0.3%
Diversified Telecommunication Services -- 0.1%
Telenor ASA                                             76,700        1,537,188
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.2%
Statoilhydro ASA                                        66,123        2,378,844
--------------------------------------------------------------------------------
Total Common Stocks in Norway                                         3,916,032
================================================================================
Peru -- 0.0%
Metals & Mining -- 0.0%
Southern Copper Corp.                                      800           91,808
--------------------------------------------------------------------------------
Total Common Stocks in Peru                                              91,808
================================================================================
Philippines -- 0.0%
Independent Power Producers &
Energy Traders -- 0.0%
First Gen Corp.                                         36,000           30,105
PNOC Energy Development Corp.                          496,000           60,654
                                                                 ---------------
                                                                         90,759
--------------------------------------------------------------------------------
Total Common Stocks in the Philippines                                   90,759
================================================================================
Russia -- 0.5%
Metals & Mining -- 0.4%
Cherepovets MK Severstal (a)                            59,200        1,444,480
Novolipetsk Steel (a)                                   16,400          770,800
Polyus Gold Co. ZAO (a)                                 52,400        2,798,160
                                                                 ---------------
                                                                      5,013,440
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.1%
OAO Gazprom (a)                                         38,200        2,032,240
--------------------------------------------------------------------------------
Transportation Infrastructure -- 0.0%
Novorossiysk Commercial Sea Port (a)                    10,200          158,100
--------------------------------------------------------------------------------
Total Common Stocks in Russia                                         7,203,780
================================================================================
Singapore -- 1.7%
Commercial Banks -- 0.1%
Oversea-Chinese Banking Corp.                          289,000        1,890,399
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.5%
Singapore Telecommunications Ltd.                    2,515,960        7,185,023
--------------------------------------------------------------------------------
Health Care Providers & Services -- 0.1%
Parkway Holdings Ltd.                                  759,675        1,973,106
--------------------------------------------------------------------------------
Industrial Conglomerates -- 0.5%
Fraser and Neave Ltd.                                  596,000        2,110,422
Keppel Corp. Ltd.                                      531,600        4,069,473
                                                                 ---------------
                                                                      6,179,895
--------------------------------------------------------------------------------
Media -- 0.1%
Singapore Press Holdings Ltd.                          238,000          781,755
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.0%
Parkway Life Real Estate Investment Trust               37,983           34,860
--------------------------------------------------------------------------------
Real Estate Management & Development -- 0.4%
CapitaLand Ltd.                                        996,000        5,019,841
Keppel Land Ltd.                                       153,000          686,963
                                                                 ---------------
                                                                      5,706,804

--------------------------------------------------------------------------------

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
Singapore (concluded)
Trading Companies & Distributors -- 0.0%
Noble Group Ltd.                                       102,733   $      168,858
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.0%
MobileOne Ltd.                                         279,090          398,508
--------------------------------------------------------------------------------
Total Common Stocks in Singapore                                     24,319,208
================================================================================
South Africa -- 0.2%
Metals & Mining -- 0.2%
Anglo Platinum Ltd.                                      6,500        1,036,656
Gold Fields Ltd. (a)                                    14,900          201,150
Impala Platinum Holdings Ltd.                           25,600        1,036,066
                                                                 ---------------
                                                                      2,273,872
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.0%
Sasol Ltd.                                              13,700          776,893
--------------------------------------------------------------------------------
Total Common Stocks in South Africa                                   3,050,765
================================================================================
South Korea -- 2.0%
Commercial Banks -- 0.2%
Daegu Bank                                              43,000          681,871
Hana Financial Group, Inc.                              16,062          726,339
Kookmin Bank                                            19,700        1,374,348
Pusan Bank                                              40,500          651,642
                                                                 ---------------
                                                                      3,434,200
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.3%
KT Corp. (a)                                           159,400        3,685,328
--------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Korea Electric Power Corp.                              16,100          537,352
--------------------------------------------------------------------------------
Electrical Equipment -- 0.0%
LS Cable Ltd.                                            7,000          686,145
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.0%
Fine DNC Co., Ltd.                                      68,737          252,114
Interflex Co., Ltd.                                     93,800          353,630
                                                                 ---------------
                                                                        605,744
--------------------------------------------------------------------------------
Food Products -- 0.1%
CJ Cheil Jedang Corp. (b)                                1,406          357,685
Nong Shim Co., Ltd.                                      1,900          349,820
                                                                 ---------------
                                                                        707,505
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.1%
Paradise Co. Ltd.                                      220,834          701,568
--------------------------------------------------------------------------------
Industrial Conglomerates -- 0.0%
CJ Corp.                                                 2,394          190,386
--------------------------------------------------------------------------------
Insurance -- 0.3%
Dongbu Insurance Co., Ltd.                              33,300        1,247,867
Korean Reinsurance Co.                                 119,359        1,189,721
Meritz Fire & Marine Insurance Co. Ltd.                162,547        1,409,592
                                                                 ---------------
                                                                      3,847,180
--------------------------------------------------------------------------------
Metals & Mining -- 0.4%
POSCO                                                    5,400        2,659,820
POSCO (a)                                               22,800        2,813,520
                                                                 ---------------
                                                                      5,473,340
--------------------------------------------------------------------------------
Multiline Retail -- 0.0%
Lotte Shopping Co. (a)(c)                                3,100           56,580
--------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 0.1%
Samsung Electronics Co., Ltd.                            1,320          935,758
--------------------------------------------------------------------------------

See Notes to Financial Statements.


12          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
South Korea (concluded)
Textiles, Apparel & Luxury Goods -- 0.1%
Cheil Industries, Inc.                                  13,800   $      752,117
--------------------------------------------------------------------------------
Tobacco -- 0.3%
KT&G Corp.                                              50,000        4,138,635
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.1%
SK Telecom Co., Ltd.                                     7,000        1,408,726
--------------------------------------------------------------------------------
Total Common Stocks in South Korea                                   27,160,564
================================================================================
Spain -- 0.5%
Commercial Banks -- 0.4%
Banco Santander SA                                     257,625        5,571,423
--------------------------------------------------------------------------------
Electric Utilities -- 0.0%
Iberdrola Renovables (b)                               131,900          957,692
--------------------------------------------------------------------------------
Transportation Infrastructure -- 0.1%
Cintra Concesiones de Infraestructuras
   de Transporte SA                                     45,675          705,032
--------------------------------------------------------------------------------
Total Common Stocks in Spain                                          7,234,147
================================================================================
Switzerland -- 2.6%
Capital Markets -- 0.4%
Credit Suisse Group                                     99,918        5,564,125
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.2%
Swisscom AG                                              9,218        3,270,323
--------------------------------------------------------------------------------
Food Products -- 0.7%
Nestle SA Registered Shares                             20,424        9,747,929
--------------------------------------------------------------------------------
Insurance -- 0.5%
Swiss Reinsurance Co. Registered Shares                 29,815        2,465,274
Zurich Financial Services AG                            13,568        4,112,054
                                                                 ---------------
                                                                      6,577,328
--------------------------------------------------------------------------------
Pharmaceuticals -- 0.8%
Novartis AG Registered Shares                          124,715        6,286,286
Roche Holding AG                                        26,747        4,425,992
                                                                 ---------------
                                                                     10,712,278
--------------------------------------------------------------------------------
Total Common Stocks in Switzerland                                   35,871,983
================================================================================
Taiwan -- 1.1%
Commercial Banks -- 0.1%
Chinatrust Financial Holding Co.                     1,031,000        1,076,573
--------------------------------------------------------------------------------
Construction Materials -- 0.0%
Taiwan Cement Corp.                                    371,235          602,213
--------------------------------------------------------------------------------
Diversified Financial Services -- 0.0%
Fubon Financial Holding Co. Ltd.                       285,200          339,021
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.5%
Chunghwa Telecom Co., Ltd.                           1,504,900        3,882,451
Chunghwa Telecom Co., Ltd. (a)                          93,088        2,374,675
                                                                 ---------------
                                                                      6,257,126
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.3%
Delta Electronics, Inc.                                805,042        2,404,381
HON HAI Precision Industry Co., Ltd.                   263,000        1,519,921
                                                                 ---------------
                                                                      3,924,302
--------------------------------------------------------------------------------
Insurance -- 0.1%
Cathay Financial Holding Co., Ltd.                     621,308        1,743,256
--------------------------------------------------------------------------------

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
Taiwan (concluded)
Semiconductors & Semiconductor
Equipment -- 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd.           296,000   $      650,590
Taiwan Semiconductor Manufacturing Co., Ltd. (a)        99,000        1,112,760
                                                                 ---------------
                                                                      1,763,350
--------------------------------------------------------------------------------
Total Common Stocks in Taiwan                                        15,705,841
================================================================================
Thailand -- 0.5%
Commercial Banks -- 0.2%
Siam Commercial Bank PCL                               943,000        2,646,705
--------------------------------------------------------------------------------
Construction Materials -- 0.0%
Siam Cement PCL Foreign Shares                          48,900          332,789
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.0%
Hana Microelectronics PCL                              674,000          371,965
--------------------------------------------------------------------------------
Food Products -- 0.0%
Thai Union Frozen Products PCL Foreign Shares           38,800           23,738
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.2%
PTT Exploration & Production PCL                       107,900          564,850
PTT Public Company THB10                               256,600        2,702,756
                                                                 ---------------
                                                                      3,267,606
--------------------------------------------------------------------------------
Transportation Infrastructure -- 0.1%
Airports of Thailand PCL                               621,100        1,077,278
Bangkok Expressway PCL Foreign Shares                   58,400           36,834
                                                                 ---------------
                                                                      1,114,112
--------------------------------------------------------------------------------
Total Common Stocks in Thailand                                       7,756,915
================================================================================
United Kingdom -- 5.5%
Aerospace & Defense -- 0.3%
BAE Systems Plc                                        500,812        4,616,809
--------------------------------------------------------------------------------
Beverages -- 0.6%
Diageo Plc (a)                                         107,900        8,837,010
--------------------------------------------------------------------------------
Commercial Banks -- 0.3%
Barclays Plc                                           220,581        1,994,471
HSBC Holdings Plc                                      159,766        2,774,159
                                                                 ---------------
                                                                      4,768,630
--------------------------------------------------------------------------------
Diversified Financial Services -- 0.0%
Guinness Peat Group Plc                                195,052          263,337
--------------------------------------------------------------------------------
Food Products -- 0.6%
Cadbury Schweppes Plc (a)                               25,500        1,175,550
Premier Foods Plc                                      107,500          273,408
Unilever Plc                                           189,230        6,350,936
                                                                 ---------------
                                                                      7,799,894
--------------------------------------------------------------------------------
Insurance -- 0.3%
Prudential Plc                                         326,834        4,439,414
--------------------------------------------------------------------------------
Metals & Mining -- 0.8%
Anglo American Plc                                      86,473        5,589,722
BHP Billiton Plc                                       169,779        6,058,485
                                                                 ---------------
                                                                     11,648,207
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.2%
BP Plc                                                 631,336        7,650,356
Royal Dutch Shell Plc Class B                          215,864        8,601,375
                                                                 ---------------
                                                                     16,251,731
--------------------------------------------------------------------------------

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          13

================================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
United Kingdom (concluded)
Pharmaceuticals -- 0.2%
GlaxoSmithKline Plc                                     88,225   $    1,951,641
GlaxoSmithKline Plc (a)                                  2,000           88,220
                                                                 ---------------
                                                                      2,039,861
--------------------------------------------------------------------------------
Tobacco -- 0.4%
British American Tobacco Plc                           138,793        5,206,432
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.8%
Vodafone Group Plc                                   2,713,823        8,588,339
Vodafone Group Plc (a)                                  78,994        2,500,950
                                                                 ---------------
                                                                     11,089,289
--------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                            76,960,614
================================================================================
United States -- 39.6%
Aerospace & Defense -- 0.3%
Boeing Co.                                               9,900          840,114
General Dynamics Corp.                                   6,200          560,604
Goodrich Corp.                                           1,200           81,780
Honeywell International, Inc.                            1,200           71,280
L-3 Communications Holdings, Inc.                          800           89,160
Lockheed Martin Corp.                                      700           74,228
Northrop Grumman Corp.                                     800           58,856
Precision Castparts Corp.                                9,100        1,069,796
Raytheon Co.                                             1,100           70,367
Spirit Aerosystems Holdings, Inc. Class A (b)           23,000          670,910
                                                                 ---------------
                                                                      3,587,095
--------------------------------------------------------------------------------
Air Freight & Logistics -- 0.0%
FedEx Corp.                                              4,400          421,828
--------------------------------------------------------------------------------
Auto Components -- 0.0%
Johnson Controls, Inc.                                   1,700           59,942
WABCO Holdings, Inc.                                       400           19,104
                                                                 ---------------
                                                                         79,046
--------------------------------------------------------------------------------
Automobiles -- 0.1%
General Motors Corp.                                    76,475        1,774,220
--------------------------------------------------------------------------------
Beverages -- 0.3%
The Coca-Cola Co.                                       41,400        2,437,218
Coca-Cola Enterprises, Inc.                              3,100           69,750
Constellation Brands, Inc. Class A (b)                  33,000          605,880
Pepsi Bottling Group, Inc.                               1,600           53,936
PepsiAmericas, Inc.                                     14,400          370,080
                                                                 ---------------
                                                                      3,536,864
--------------------------------------------------------------------------------
Biotechnology -- 0.0%
Senomyx, Inc. (b)                                       38,500          231,000
--------------------------------------------------------------------------------
Capital Markets -- 1.3%
The Bank of New York Mellon Corp. (d)                  127,279        5,540,455
The Goldman Sachs Group, Inc.                           11,500        2,200,755
Northern Trust Corp.                                    87,700        6,499,447
State Street Corp.                                      58,600        4,227,404
                                                                 ---------------
                                                                     18,468,061
--------------------------------------------------------------------------------
Chemicals -- 0.4%
CF Industries Holdings, Inc.                               600           80,220
Celanese Corp. Series A                                  1,800           80,550
The Dow Chemical Co.                                    68,400        2,746,260
E.I. du Pont de Nemours & Co.                           62,500        3,056,875
Lubrizol Corp.                                           1,100           64,152
Terra Industries, Inc. (b)                               1,900           71,934
                                                                 ---------------
                                                                      6,099,991
--------------------------------------------------------------------------------

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
United States (continued)
Commercial Services & Supplies -- 0.0%
Manpower, Inc.                                             800   $       53,704
Republic Services, Inc. Class A                          2,100           66,759
                                                                 ---------------
                                                                        120,463
--------------------------------------------------------------------------------
Communications Equipment -- 2.3%
3Com Corp. (b)                                         548,700        1,311,393
Ciena Corp. (b)                                        107,000        3,617,670
Cisco Systems, Inc. (b)                                403,400       10,343,176
Comverse Technology, Inc. (b)                          195,100        3,404,495
Corning, Inc.                                          176,800        4,722,328
Extreme Networks, Inc. (b)                              38,400          116,352
JDS Uniphase Corp. (b)                                  21,650          309,811
Juniper Networks, Inc. (b)                               2,000           55,240
Motorola, Inc.                                         113,900        1,134,444
Polycom, Inc. (b)                                      151,800        3,400,320
QUALCOMM, Inc.                                          73,100        3,157,189
Tellabs, Inc. (b)                                        3,900           20,124
                                                                 ---------------
                                                                     31,592,542
--------------------------------------------------------------------------------
Computers & Peripherals -- 0.9%
EMC Corp. (b)                                            3,500           53,900
Hewlett-Packard Co.                                     41,600        1,928,160
International Business Machines Corp.                   65,700        7,929,990
Lexmark International, Inc. Class A (b)                 53,300        1,673,087
Seagate Technology                                       2,700           50,949
Sun Microsystems, Inc. (b)                              81,975        1,283,729
Teradata Corp. (b)                                       1,300           27,677
Western Digital Corp. (b)                                2,900           84,071
                                                                 ---------------
                                                                     13,031,563
--------------------------------------------------------------------------------
Construction & Engineering -- 0.4%
Foster Wheeler Ltd. (b)                                 68,584        4,368,115
KBR, Inc.                                               28,421          819,662
                                                                 ---------------
                                                                      5,187,777
--------------------------------------------------------------------------------
Consumer Finance -- 0.0%
Discover Financial Services, Inc.                          350            6,373
--------------------------------------------------------------------------------
Containers & Packaging -- 0.1%
Crown Holdings, Inc. (b)                                49,600        1,331,264
Owens-Illinois, Inc. (b)                                 1,700           93,755
Smurfit-Stone Container Corp. (b)                       54,600          296,478
                                                                 ---------------
                                                                      1,721,497
--------------------------------------------------------------------------------
Distributors -- 0.0%
Genuine Parts Co.                                        1,400           59,444
--------------------------------------------------------------------------------
Diversified Financial Services -- 0.2%
Bank of America Corp.                                   18,700          701,998
JPMorgan Chase & Co.                                    29,800        1,419,970
                                                                 ---------------
                                                                      2,121,968
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 1.8%
AT&T Inc.                                              372,787       14,430,585
CenturyTel, Inc.                                         1,400           45,430
Embarq Corp.                                             8,635          358,957
FairPoint Communications, Inc.                           4,103           37,789
General Communication, Inc. Class A (b)                 49,300          306,153
Qwest Communications International Inc.                298,900        1,542,324
Verizon Communications, Inc.                           217,600        8,373,248
Windstream Corp.                                        39,891          468,320
                                                                 ---------------
                                                                     25,562,806
--------------------------------------------------------------------------------

See Notes to Financial Statements.


14          BLACKROCK GLOBAL DYNAMIC EQUITY FUND                  APRIL 30, 2008

================================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
United States (continued)
Electric Utilities -- 0.6%
Duke Energy Corp.                                        3,600   $       65,916
Exelon Corp.                                             5,100          435,948
FPL Group, Inc.                                         43,300        2,870,357
FirstEnergy Corp.                                          900           68,076
Mirant Corp. (b)                                        39,900        1,640,289
PPL Corp.                                               46,200        2,218,524
RusHydro                                             9,543,400          725,298
                                                                 ---------------
                                                                      8,024,408
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.1%
Avnet, Inc. (b)                                          1,400           36,666
Tyco Electronics Ltd.                                   21,775          814,603
                                                                 ---------------
                                                                        851,269
--------------------------------------------------------------------------------
Energy Equipment & Services -- 1.4%
Complete Production Services, Inc. (b)                  63,300        1,709,733
ENSCO International, Inc.                                9,100          579,943
Halliburton Co.                                         49,350        2,265,658
Key Energy Services, Inc. (b)                           40,825          559,302
Nabors Industries Ltd. (b)                              18,700          701,998
National Oilwell Varco, Inc. (b)                        57,872        3,961,338
Noble Corp.                                             11,000          619,080
Schlumberger Ltd.                                       52,300        5,258,765
Smith International, Inc.                               15,400        1,178,254
Transocean, Inc.                                        14,230        2,098,356
Weatherford International Ltd. (b)                      16,750        1,351,222
                                                                 ---------------
                                                                     20,283,649
--------------------------------------------------------------------------------
Food & Staples Retailing -- 0.2%
CVS Caremark Corp.                                      33,070        1,335,036
The Kroger Co.                                           2,100           57,225
SUPERVALU, Inc.                                         16,291          539,232
Wal-Mart Stores, Inc.                                   13,600          788,528
                                                                 ---------------
                                                                      2,720,021
--------------------------------------------------------------------------------
Food Products -- 0.6%
ConAgra Foods, Inc.                                     39,400          928,264
H.J. Heinz Co.                                          31,793        1,495,225
Hormel Foods Corp.                                       2,200           86,702
Kraft Foods, Inc.                                      182,204        5,763,113
Sara Lee Corp.                                          34,200          496,242
                                                                 ---------------
                                                                      8,769,546
--------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.5%
Baxter International, Inc.                              16,700        1,040,744
Boston Scientific Corp. (b)                             70,400          938,432
Covidien Ltd.                                           24,975        1,166,083
Medtronic, Inc.                                         65,100        3,169,068
                                                                 ---------------
                                                                      6,314,327
--------------------------------------------------------------------------------
Health Care Providers & Services -- 1.4%
Aetna, Inc.                                             67,900        2,960,440
AmerisourceBergen Corp.                                 26,000        1,054,300
Cigna Corp.                                             55,200        2,357,592
Coventry Health Care, Inc. (b)                          22,600        1,010,898
DaVita, Inc. (b)                                        20,400        1,069,164
Express Scripts, Inc. (b)                                1,300           91,026
Health Net, Inc. (b)                                     1,400           41,006
HealthSouth Corp. (b)(e)                                30,560          601,115
Humana, Inc. (b)                                        64,800        3,096,792
McKesson Corp.                                          30,000        1,563,600

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
United States (continued)
Health Care Providers & Services (concluded)
Medco Health Solutions, Inc. (b)                        35,900   $    1,778,486
PharMerica Corp. (b)                                     1,475           25,119
UnitedHealth Group, Inc.                                67,700        2,209,051
WellPoint, Inc. (b)                                     29,650        1,475,088
                                                                 ---------------
                                                                     19,333,677
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.9%
McDonald's Corp. (d)                                    46,900        2,794,302
Panera Bread Co. Class A (b)                           176,862        9,242,808
                                                                 ---------------
                                                                     12,037,110
--------------------------------------------------------------------------------
Household Durables -- 0.0%
Mohawk Industries, Inc. (b)                                800           60,952
--------------------------------------------------------------------------------
Household Products -- 0.9%
Clorox Co.                                               1,100           58,300
The Procter & Gamble Co.                               186,800       12,524,940
                                                                 ---------------
                                                                     12,583,240
--------------------------------------------------------------------------------
IT Services -- 0.0%
Accenture Ltd. Class A                                   1,400           52,570
Affiliated Computer Services, Inc. Class A (b)           1,800           95,346
Computer Sciences Corp. (b)                              1,300           56,667
Electronic Data Systems Corp.                            1,800           33,408
Hewitt Associates, Inc. Class A (b)                      2,400           98,400
                                                                 ---------------
                                                                        336,391
--------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 0.3%
The AES Corp. (b)                                       62,300        1,081,528
Constellation Energy Group, Inc.                        28,000        2,370,200
Dynegy, Inc. Class A (b)                               103,000          887,860
NRG Energy, Inc. (b)                                     9,400          413,130
                                                                 ---------------
                                                                      4,752,718
--------------------------------------------------------------------------------
Industrial Conglomerates -- 1.7%
General Electric Co. (d)                               715,000       23,380,500
Textron, Inc.                                            1,200           73,212
Tyco International Ltd.                                 21,775        1,018,852
                                                                 ---------------
                                                                     24,472,564
--------------------------------------------------------------------------------
Insurance -- 3.3%
ACE Ltd.                                                72,400        4,364,996
The Allstate Corp.                                       2,000          100,720
American International Group, Inc. (d)                 347,800       16,068,360
Assurant, Inc.                                          28,100        1,826,500
Axis Capital Holdings Ltd.                               1,400           47,474
CNA Financial Corp.                                      1,300           34,853
Chubb Corp.                                             21,700        1,149,449
Darwin Professional Underwriters, Inc. (b)              10,800          267,300
Endurance Specialty Holdings Ltd.                       62,000        2,302,060
Everest Re Group Ltd.                                    8,900          804,115
Fidelity National Title Group, Inc. Class A (e)        237,500        3,797,625
Genworth Financial, Inc. Class A                         1,400           32,284
Hartford Financial Services Group, Inc.                 29,300        2,088,211
IPC Holdings, Ltd.                                      40,700        1,184,777
Lincoln National Corp.                                     700           37,632
Loews Corp.                                              1,400           58,954
Marsh & McLennan Cos., Inc.                             26,700          736,653
Platinum Underwriters Holdings Ltd.                     27,200          975,664

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          15

================================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
United States (continued)
Insurance (concluded)
Prudential Financial, Inc.                               9,300   $      704,103
RenaissanceRe Holdings Ltd.                             25,500        1,311,720
The Travelers Cos., Inc.                                56,900        2,867,760
XL Capital Ltd. Class A                                167,900        5,858,031
                                                                 ---------------
                                                                     46,619,241
--------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.0%
Expedia, Inc. (b)                                        2,300           58,098
Liberty Media Holding Corp. -- Interactive (b)           3,415           51,669
                                                                 ---------------
                                                                        109,767
--------------------------------------------------------------------------------
Internet Software & Services -- 0.3%
Google, Inc. Class A (b)(d)                              7,200        4,134,888
--------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.1%
Hasbro, Inc.                                             2,000           71,120
Mattel, Inc.                                           105,400        1,976,250
                                                                 ---------------
                                                                      2,047,370
--------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.3%
Applera Corp. -- Applied Biosystems Group                2,000           63,820
Thermo Fisher Scientific, Inc. (b)                      26,000        1,504,620
Waters Corp. (b)                                        34,650        2,129,589
                                                                 ---------------
                                                                      3,698,029
--------------------------------------------------------------------------------
Machinery -- 0.0%
AGCO Corp. (b)                                           1,400           84,182
Cummins, Inc.                                            1,400           87,710
Deere & Co.                                              1,200          100,884
Dover Corp.                                              2,200          108,834
Parker Hannifin Corp.                                    1,100           87,835
SPX Corp.                                                1,100          135,300
                                                                 ---------------
                                                                        604,745
--------------------------------------------------------------------------------
Marine -- 0.3%
American Commercial Lines, Inc. (b)                    267,200        4,227,104
--------------------------------------------------------------------------------
Media -- 0.8%
CBS Corp. Class B                                        2,000           46,140
Comcast Corp. Class A (e)                              402,500        8,271,375
Discovery Holding Co. (b)                                4,800          111,168
Idearc, Inc.                                             7,026           23,186
Liberty Media Corp. -- Entertainment Class A (b)            68            1,765
Liberty Media Holding Corp. -- Capital (b)                  17              261
Time Warner, Inc.                                       38,200          567,270
Viacom, Inc. Class B (b)                                17,450          670,778
Virgin Media, Inc.                                      85,650        1,104,885
                                                                 ---------------
                                                                     10,796,828
--------------------------------------------------------------------------------
Metals & Mining -- 1.2%
AK Steel Holding Corp.                                   1,400           87,892
Alcoa, Inc.                                             57,100        1,985,938
Freeport-McMoRan Copper & Gold, Inc. Class B            17,000        1,933,750
Newmont Mining Corp. (e)                               209,000        9,239,890
Reliance Steel & Aluminum Co.                            1,500           91,170
United States Steel Corp.                               26,300        4,048,885
                                                                 ---------------
                                                                     17,387,525
--------------------------------------------------------------------------------
Multi-Utilities -- 0.1%
CMS Energy Corp.                                        50,600          737,748
--------------------------------------------------------------------------------

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
United States (continued)
Multiline Retail -- 0.0%
Big Lots, Inc. (b)                                       2,300   $       62,169
Family Dollar Stores, Inc.                               1,900           40,660
                                                                 ---------------
                                                                        102,829
--------------------------------------------------------------------------------
Office Electronics -- 0.2%
Xerox Corp.                                            151,600        2,117,852
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 4.9%
Alliance Resource Partners LP                           33,000        1,368,510
Anadarko Petroleum Corp.                                24,100        1,604,096
Apache Corp.                                            14,800        1,993,264
CNX Gas Corp. (b)                                       56,300        2,310,552
Chevron Corp.                                           58,150        5,591,122
ConocoPhillips                                         108,200        9,321,430
Consol Energy, Inc.                                    117,400        9,504,704
Devon Energy Corp.                                      43,000        4,876,200
El Paso Corp.                                          440,700        7,553,598
Exxon Mobil Corp. (d)                                  111,900       10,414,533
Foundation Coal Holdings, Inc.                          65,750        3,943,685
Hess Corp.                                              18,500        1,964,700
Marathon Oil Corp.                                      52,100        2,374,197
Murphy Oil Corp.                                        21,400        1,933,276
Noble Energy, Inc.                                       1,200          104,400
Occidental Petroleum Corp.                              37,050        3,082,931
Patriot Coal Corp. (b)                                   3,340          220,607
Stone Energy Corp. (b)                                  15,400          938,476
Sunoco, Inc.                                               800           37,128
Valero Energy Corp.                                      1,100           53,735
                                                                 ---------------
                                                                     69,191,144
--------------------------------------------------------------------------------
Paper & Forest Products -- 0.1%
International Paper Co.                                 41,200        1,078,204
--------------------------------------------------------------------------------
Personal Products -- 0.1%
Avon Products, Inc.                                     29,700        1,158,894
--------------------------------------------------------------------------------
Pharmaceuticals -- 4.4%
Abbott Laboratories                                     85,200        4,494,300
Bristol-Myers Squibb Co.                               563,100       12,371,307
Eli Lilly & Co.                                         54,800        2,638,072
Endo Pharmaceuticals Holdings, Inc. (b)                 15,000          372,450
Forest Laboratories, Inc. (b)                           21,900          760,149
Johnson & Johnson                                      250,800       16,826,172
King Pharmaceuticals, Inc. (b)                          21,400          200,946
Merck & Co., Inc.                                      137,175        5,218,137
Pfizer, Inc.                                           507,900       10,213,869
Schering-Plough Corp.                                  133,600        2,459,576
Valeant Pharmaceuticals International (b)              164,300        2,181,904
Wyeth                                                   78,900        3,508,683
                                                                 ---------------
                                                                     61,245,565
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.1%
Ventas, Inc.                                            14,900          723,544
--------------------------------------------------------------------------------
Real Estate Management & Development -- 0.3%
The St. Joe Co.                                         89,100        3,623,697
--------------------------------------------------------------------------------
Road & Rail -- 3.1%
Burlington Northern Santa Fe Corp.                     232,500       23,842,875
CSX Corp.                                                1,600          100,720
Norfolk Southern Corp.                                  65,300        3,890,574
Union Pacific Corp.                                    107,000       15,535,330
                                                                 ---------------
                                                                     43,369,499
--------------------------------------------------------------------------------

See Notes to Financial Statements.


16          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares       Value
--------------------------------------------------------------------------------
United States (concluded)
Semiconductors & Semiconductor
Equipment -- 0.7%
Applied Materials, Inc.                                 63,600   $    1,186,776
Intel Corp.                                            370,000        8,236,200
Intersil Corp. Class A                                   2,000           53,440
LSI Corp. (b)                                           18,500          114,700
Novellus Systems, Inc. (b)                               1,800           39,348
Nvidia Corp. (b)                                         2,000           41,100
Texas Instruments, Inc.                                 13,900          405,324
                                                                 ---------------
                                                                     10,076,888
--------------------------------------------------------------------------------
Software -- 1.8%
BMC Software, Inc. (b)                                   1,300           45,188
Borland Software Corp. (b)                              12,700           22,479
CA, Inc.                                               213,500        4,726,890
Cadence Design Systems, Inc. (b)                         2,400           26,712
Microsoft Corp.                                        719,800       20,528,696
Novell, Inc. (b)                                        47,800          300,184
Oracle Corp. (b)                                         3,500           72,975
Synopsys, Inc. (b)                                       2,000           46,220
                                                                 ---------------
                                                                     25,769,344
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.0%
Hanesbrands, Inc. (b)                                    4,350          152,337
Unifi, Inc. (b)                                        127,500          381,225
                                                                 ---------------
                                                                        533,562
--------------------------------------------------------------------------------
Tobacco -- 0.4%
Altria Group, Inc.                                      86,000        1,720,000
Loews Corp. -- Carolina Group                            1,000           65,670
Philip Morris International, Inc. (b)                   86,000        4,388,580
Reynolds American, Inc.                                  1,000           53,850
                                                                 ---------------
                                                                      6,228,100
--------------------------------------------------------------------------------
Transportation Infrastructure -- 0.2%
Macquarie Infrastructure Co. LLC                       114,300        3,383,280
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.2%
Sprint Nextel Corp.                                    256,500        2,049,435
Telephone & Data Systems, Inc.                             800           30,640
                                                                 ---------------
                                                                      2,080,075
--------------------------------------------------------------------------------
Total Common Stocks in the United States                            555,188,132
================================================================================
Total Common Stocks -- 84.8%                                      1,188,247,211
================================================================================

================================================================================
Exchange-Traded Funds
================================================================================
Brazil -- 0.3%
iShares MSCI Brazil (Free) Index Fund (e)               44,100        3,972,969
--------------------------------------------------------------------------------
Total Exchange-Traded Funds in Brazil                                 3,972,969
================================================================================
South Korea -- 0.8%
iShares MSCI South Korea Index Fund                    185,100       11,128,212
--------------------------------------------------------------------------------
Total Exchange-Traded Funds in South Korea                           11,128,212
================================================================================

Exchange-Traded Funds                                   Shares       Value
--------------------------------------------------------------------------------
United States -- 5.5%
Consumer Staples Select Sector SPDR Fund               112,700   $    3,116,155
Health Care Select Sector SPDR Fund (e)                113,700        3,581,550
iShares Dow Jones US Technology Sector
   Index Fund                                           36,100        2,037,484
iShares Dow Jones US Telecommunications
   Sector Index Fund                                    54,800        1,385,344
iShares Silver Trust (b)                                31,500        5,266,800
streetTRACKS(R) Gold Trust (b)                         397,600       34,507,704
Technology Select Sector SPDR Fund                     794,500       18,909,100
Telecom HOLDRs Trust                                    15,500          520,025
Utilities Select Sector SPDR Fund                      184,900        7,373,812
Vanguard Telecommunication Services                      1,900          125,191
--------------------------------------------------------------------------------
Total Exchange-Traded Funds in the United States                     76,823,165
================================================================================
Total Exchange-Traded Funds -- 6.6%                                  91,924,346
================================================================================

================================================================================
Mutual Funds
================================================================================
Vietnam -- 0.3%
Vietnam Enterprise Investments Ltd. -- R Shares (b)    139,954          496,837
Vinaland Ltd. (b)                                    2,673,680        3,903,573
--------------------------------------------------------------------------------
Total Mutual Funds -- 0.3%                                            4,400,410
================================================================================

================================================================================
Preferred Stocks
================================================================================
United States -- 0.4%
Capital Markets -- 0.1%
Lehman Brothers Holdings, Inc. Series P, 7.25% (f)       1,193        1,460,232
--------------------------------------------------------------------------------
Diversified Financial Services -- 0.3%
Citigroup, Inc. Series T, 6.50% (f)                     90,000        4,693,500
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.0%
Fannie Mae Series 2004-1, 5.375% (f)                         5          355,000
--------------------------------------------------------------------------------
Total Preferred Stocks -- 0.4%                                        6,508,732
================================================================================

================================================================================
Warrants (g)
================================================================================
Canada -- 0.0%
Metals & Mining -- 0.0%
Peak Gold Ltd. (expires 4/03/12)                       170,500           22,855
--------------------------------------------------------------------------------
Total Warrants -- 0.0%                                                   22,855
================================================================================

================================================================================
Rights
================================================================================
Brazil -- 0.0%
Food & Staples Retailing -- 0.0%
Cia Brasileirra de Distribuicao Grupo Pao
   de Acucar (h)                                         2,147            1,679
--------------------------------------------------------------------------------
Food Products -- 0.0%
JBS SA (i)                                              83,472           84,366
--------------------------------------------------------------------------------
Total Rights -- 0.0%                                                     86,045
================================================================================

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          17

================================================================================

                                     (Percentages shown are based on Net Assets)

                                                          Par
Corporate Bonds                                          (000)       Value
--------------------------------------------------------------------------------
China -- 0.3%
Automobiles -- 0.2%
Brilliance China Finance Ltd., 0%, 6/07/11 (f)(j)    USD 1,831   $    2,130,918
--------------------------------------------------------------------------------
Food Products -- 0.1%
Chaoda Modern Agriculture Holdings Ltd., 0%,
   5/08/11 (f)(j)                                    HKD 9,080        2,021,493
--------------------------------------------------------------------------------
Total Corporate Bonds in China                                        4,152,411
================================================================================
Hong Kong -- 0.0%
Hotels, Restaurants & Leisure -- 0.0%
FU JI Food and Catering Services Holdings Ltd.,
   0%, 10/18/10 (f)(j)                               CNY 5,000          583,184
--------------------------------------------------------------------------------
Real Estate Management &
Development -- 0.0%
Hongkong Land CB 2005 Ltd., 2.75%,
   12/21/12 (f)                                      USD   200          253,000
--------------------------------------------------------------------------------
Total Corporate Bonds in Hong Kong                                      836,184
================================================================================
India -- 0.4%
Automobiles -- 0.2%
Tata Motors Ltd., 1%, 4/27/11 (f)                        1,945        2,223,855
--------------------------------------------------------------------------------
Beverages -- 0.0%
McDowell & Co. Ltd., 2%, 3/30/11 (f)                       170          383,393
--------------------------------------------------------------------------------
Metals & Mining -- 0.2%
Gujarat NRE Coke Ltd., 0%, 4/12/11 (f)(j)                1,000        2,300,000
--------------------------------------------------------------------------------
Total Corporate Bonds in India                                        4,907,248
================================================================================
Malaysia -- 1.0%
Diversified Financial Services -- 0.0%
Feringghi Capital Ltd., 0%, 12/22/09 (f)(j)                600          720,000
--------------------------------------------------------------------------------
Diversified Telecommunication
Services -- 0.5%
Rafflesia Capital Ltd., 1.25%, 10/04/11 (f)              5,700        6,970,092
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.2%
Berjaya Land Bhd, 8%, 8/15/11 (f)                    MYR 5,890        1,934,433
Resorts World Bhd, 0%, 9/19/08 (f)(j)                      420          167,854
                                                                 ---------------
                                                                      2,102,287
--------------------------------------------------------------------------------
Multi-Utilities -- 0.3%
YTL Power Finance Cayman Ltd., 0%,
   5/09/10 (f)(j)                                    USD 3,500        4,794,958
--------------------------------------------------------------------------------
Total Corporate Bonds in Malaysia                                    14,587,337
================================================================================
Singapore -- 0.1%
Real Estate Management & Development -- 0.1%
Keppel Land Ltd., 2.50%, 6/23/13 (f)                 SGD 1,000          805,972
--------------------------------------------------------------------------------
Total Corporate Bonds in Singapore                                      805,972
================================================================================
Taiwan -- 0.0%
Insurance -- 0.0%
Shin Kong Financial Holding Co. Ltd., 0%,
   6/17/09 (f)(j)                                    USD    20           22,959
--------------------------------------------------------------------------------
Total Corporate Bonds in Taiwan                                          22,959
================================================================================
United Arab Emirates -- 1.0%
Oil, Gas & Consumable Fuels -- 0.4%
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)                 5,920        5,901,707
--------------------------------------------------------------------------------

                                                          Par
Corporate Bonds                                          (000)       Value
--------------------------------------------------------------------------------
United Arab Emirates (concluded)
Real Estate Management &
Development -- 0.6%
Aldar Funding Ltd., 5.767%, 11/10/11 (f)             USD 4,400   $    8,800,000
--------------------------------------------------------------------------------
Total Corporate Bonds in the United Arab Emirates                    14,701,707
================================================================================
United States -- 0.7%
Biotechnology -- 0.0%
Cell Genesys, Inc., 3.125%, 11/01/11 (f)                    90           66,486
Nabi Biopharmaceuticals, 2.875%, 4/15/25 (f)                50           44,625
                                                                 ---------------
                                                                        111,111
--------------------------------------------------------------------------------
Commercial Banks -- 0.2%
Preferred Term Securities:
   XXIV, Ltd., 5.965%, 3/22/37 (c)                       1,200          852,000
   XXV, Ltd., 5.758%, 6/22/37 (k)                        1,150          897,000
   XXVI, Ltd., 6.191%, 9/22/37                             970          737,200
   XXVII, Ltd., 6.29%, 12/22/37 (k)                        900          828,000
                                                                 ---------------
                                                                      3,314,200
--------------------------------------------------------------------------------
Food Products -- 0.4%
IOI Capital Bhd Series IOI, 0%, 12/18/11 (f)(j)          3,150        5,292,000
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.1%
McMoRan Exploration Co., 5.25%, 10/06/11 (f)(j)            480          814,800
--------------------------------------------------------------------------------
Total Corporate Bonds in the United States                            9,532,111
================================================================================
Total Corporate Bonds -- 3.5%                                        49,545,929
================================================================================

================================================================================
Structured Notes
================================================================================
Europe -- 1.0%
Goldman Sachs & Co. (Dow Jones EURO
   STOXX 50(R) Index Linked Notes),
   6/20/2008 (b)(l)                                      7,060        6,816,148
JPMorgan Chase & Co. (Dow Jones EURO
   STOXX 50(R) Index Linked Notes), 6/17/08 (l)          7,060        6,916,682
--------------------------------------------------------------------------------
Total Structured Notes in Europe                                     13,732,830
================================================================================
United States -- 2.7%
JPMorgan Chase & Co. (Bearish Buffered
   Return Enhanced Notes Linked Inversely to
   the S&P 500), 5/04/09 (m)                            18,400       21,544,560
Morgan Stanley (Bear Market PLUS S&P 500
   Linked Notes), 5/07/09 (b)(m)                         8,756       10,037,003
UBS AG (Gold Linked Notes), 3/23/09 (b)(i)               5,600        6,703,200
--------------------------------------------------------------------------------
Total Structured Notes in the United States                          38,284,763
================================================================================
Total Structured Notes -- 3.7%                                       52,017,593
================================================================================
Total Fixed Income Securities -- 7.2%                               101,563,522
================================================================================
Total Long-Term Investments (Cost -- $1,217,400,756) -- 99.3%      1,392,753,121
================================================================================

================================================================================
Short-Term Securities
================================================================================
United States -- 2.3%
Government National Bills -- 0.8%
U.S. Treasury Bills:
   1.20%, 5/01/08                                        4,000        4,000,000
   1.12%, 6/05/08                                        2,000        1,997,861
   1.21%, 7/17/08                                        2,000        1,994,867
   1.32%, 7/24/08                                        3,000        2,990,830
--------------------------------------------------------------------------------

See Notes to Financial Statements.


18          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

                                     (Percentages shown are based on Net Assets)

                                                          Par
Short-Term Securities                                    (000)       Value
--------------------------------------------------------------------------------
United States (concluded)
Time Deposits -- 0.0%
Brown Brothers Harriman & Co., 1.69%, 5/01/08       $       84   $       84,201
--------------------------------------------------------------------------------

================================================================================

                                                    Beneficial
                                                      Interest
                                                         (000)
--------------------------------------------------------------------------------
Money Market Fund -- 1.5%
BlackRock Liquidity Series, LLC Money Market
   Series, 2.85% (n)(o)(p)                              20,675       20,674,500
--------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $31,742,259) -- 2.3%                                        31,742,259
================================================================================

================================================================================

Options Purchased                                    Contracts
--------------------------------------------------------------------------------
Call Options Purchased
Bristol-Myers Squibb Co., expiring
   January 2009 at USD 35                                1,020            6,120
General Motors Corp.:
      expiring January 2010 at USD 50                      592           47,360
      expiring January 2010 at USD 60                      558           24,273
Medtronic, Inc.:
      expiring January 2009 at USD 50                      152           51,680
      expiring January 2009 at USD 60                      501           30,060
                                                                 ---------------
                                                                        159,493
--------------------------------------------------------------------------------
Put Options Purchased
Bed Bath & Beyond, Inc.:
      expiring May 2008 at USD 25                          860            6,450
      expiring August 2008 at USD 25                       832           45,760
Best Buy Co., Inc., expiring June 2008 at USD 40           505           60,600
Carnival Corp., expiring July 2008 at USD 40               960          252,000
Kohl's Corp., expiring July 2008 at USD 40               1,508          131,950
Masco Corp., expiring July 2008 at USD 20                  850          221,000
Royal Caribbean Cruises Ltd., expiring
   June 2008 at USD 35                                     960          379,200
Russell 2000 Index, expiring September 2008
   at USD 670                                              250          696,250
The Sherwin-Williams Co., expiring June 2008
   at USD 50                                               740           86,950
Staples, Inc., expiring June 2008 at USD 20              1,473           95,745
Williams-Sonoma, Inc., expiring August 2008
   at USD 20                                               729           67,433
Yahoo! Inc., expiring July 2008 at USD 25                1,513          243,593
                                                                 ---------------
                                                                      2,286,931
--------------------------------------------------------------------------------
Total Options Purchased (Cost -- $4,323,854) -- 0.2%                  2,446,424
================================================================================
Total Investments Before Options Written and
Investments Sold Short
(Cost -- $1,253,466,869*) -- 101.8%                               1,426,941,804
================================================================================

Options Written                                      Contracts        Value
--------------------------------------------------------------------------------
Call Options Written
American Commercial Lines, Inc.:
      expiring June 2008 at USD 20                         117   $       (1,463)
      expiring June 2008 at USD 22.5                       690           (5,175)
Burlington Northern Santa Fe Corp., expiring
   January 2009 at USD 90                                  774       (1,428,030)
Cigna Corp., expiring January 2009 at
   USD 4.375                                               175          (88,375)
Consol Energy, Inc., expiring January 2009 at
   USD 45                                                  496       (1,884,800)
Corning, Inc.:
      expiring January 2009 at USD 25                      692         (283,720)
      expiring January 2009 at USD 30                      939         (164,325)
The Dow Chemical Co., expiring January 2009
   at USD 35                                               684         (444,600)
E.I. du Pont de Nemours & Co., expiring January
   2009 at USD 45                                          424         (271,360)
Foster Wheeler Ltd.:
      expiring August 2008 at USD 77.5                     253          (64,515)
      expiring January 2009 at USD 67.5                    112         (104,160)
General Motors Corp.:
      expiring June 2008 at USD 25                         387          (38,313)
      expiring January 2009 at USD 30                      377          (66,541)
Humana, Inc., expiring January 2009 at USD 45              211         (178,295)
Kraft Foods, Inc., expiring January 2009
   at USD 30                                               755         (241,600)
Lehman Brothers Holdings, Inc., expiring July
   2008 at USD 45                                          200          (79,000)
Lexmark International, Inc. Class A, expiring
   January 2009 at USD 35                                  533         (158,567)
Mattel, Inc., expiring January 2009 at USD 17.5          1,054         (295,120)
Norfolk Southern Corp., expiring January 2009
   at USD 55                                               494         (461,890)
Panera Bread Co. Class A, expiring January 2009
   at USD 40                                             1,175       (1,609,750)
Polycom, Inc.:
      expiring January 2009 at USD 25                      181          (40,273)
      expiring January 2009 at USD 30                    1,160          (95,700)
The St. Joe Co.:
      expiring January 2009 at USD 35                      443         (345,540)
      expiring January 2009 at USD 40                      276         (132,480)
      expiring January 2009 at USD 45                       68          (18,020)
State Street Corp.:
      expiring May 2008 at USD 75                          103           (9,012)
      expiring May 2008 at USD 80                          103           (2,060)
      expiring January 2009 at USD 70                      131         (135,585)
Unilever NV, expiring January 2009 at USD 30               232         (107,880)
United States Steel Corp., expiring January 2009
   at USD 110                                              200       (1,054,000)
United Health Group, Inc., expiring January 2009
   at USD 35                                               268          (79,730)
Valeant Pharmaceuticals International:
      expiring January 2009 at USD 12.5                    929         (218,315)
      expiring January 2009 at USD 15                      714          (92,820)
WellPoint, Inc., expiring January 2009 at USD 55           148          (58,460)
Xerox Corp., expiring January 2009 at USD 20               674          (10,110)
                                                                 ---------------
                                                                    (10,269,584)
--------------------------------------------------------------------------------
Put Options Written
Russell 2000 Index, expiring September 2008
   at USD 550                                              164          (99,220)
--------------------------------------------------------------------------------
Total Options Written
(Premiums Received -- $6,717,400) -- (0.7%)                         (10,368,804)
================================================================================

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          19

================================================================================

                                     (Percentages shown are based on Net Assets)

Investments Sold Short                                  Shares       Value
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.                               (199,200)  $   (6,474,000)
Best Buy Co., Inc.                                     (86,500)      (3,721,230)
Black & Decker, Corp.                                  (26,300)      (1,726,069)
CBS CORP NEW                                           (71,300)      (1,644,891)
Carnival Corp.                                        (159,000)      (6,387,030)
D.R. Horton, Inc.                                     (191,600)      (2,967,884)
iShares Russell 2000 Index Fund                       (718,170)     (51,270,156)
Kohl's Corp.                                           (91,080)      (4,449,258)
Leggett & Platt, Inc.                                 (152,200)      (2,526,520)
MGM Mirage                                             (47,400)      (2,424,510)
Masco Corp.                                           (285,600)      (5,200,776)

Investments Sold Short                                  Shares       Value
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                   (61,000)  $   (3,374,520)
Staples Inc.                                          (103,700)      (2,250,290)
Williams-Sonoma, Inc.                                 (129,710)      (3,424,344)
--------------------------------------------------------------------------------
Total Investments Sold Short
   (Proceeds -- $100,883,429) -- (7.0%)                             (97,841,478)
================================================================================
Total Investments, Net of Options Written and
Investments Sold Short -- 94.1%                                   1,318,731,522
Other Assets Less Liabilities -- 5.9%                                82,561,458
                                                                 ---------------
Net Assets -- 100.0%                                             $1,401,292,980
                                                                 ===============

--------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................   $1,257,250,888
                                                                 ===============
      Gross unrealized appreciation ..........................   $  229,500,276
      Gross unrealized depreciation ..........................      (59,809,360)
                                                                 ---------------

      Net unrealized appreciation ............................   $  169,690,916
                                                                 ===============

(a)   Depositary receipts.

(b)   Non-income producing security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(e)   Security, or a portion of security, is on loan.

(f)   Convertible security.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)   The rights may be exercised until 5/09/2008.

(i)   The rights may be exercised until 5/13/2008.

(j)   Represents a zero coupon bond.

(k)   Security is illiquid.

(l) Security represents an index linked note. Value of the instruments is derived from the price fluctuations in the underlying index.

(m) Security represents an index linked note. Value of the instruments is inversely derived from the price fluctuations in the underlying index.

(n)   Security was purchased with the cash proceeds from securities loans.

(o)   Represents the current yield as of report date.

(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                              Net
                                                            Activity   Interest
      Affiliate                                               (000)     Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Money Market Series                                $ (2,752)  $ 75,334
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized indexes or ratings group indexes, and/or as defined by Fund management. This definition may apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o     Forward foreign exchange contracts as of April 30,2008 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
Currency                        Currency           Settlement      Appreciation
Purchased                         Sold                Date        (Depreciation)
--------------------------------------------------------------------------------
EUR      17,264,837        USD $   26,996,680        5/14/08      $     (54,246)
JPY   1,507,164,000        USD     14,878,223        5/01/08           (383,245)
JPY      26,261,694        USD        254,320        5/02/08             (1,736)
JPY   1,634,100,000        USD     15,812,086        5/15/08            (82,166)
USD         188,818        VND  3,025,804,500        5/21/08              2,660
VND   3,025,804,500        USD        188,700        5/21/08             (2,542)
--------------------------------------------------------------------------------
Net Unrealized Depreciation                                       $    (521,275)
                                                                  ==============

o     Financial futures contracts purchased as of April 30,2008 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                         Expiration    Face        Appreciation
Contracts      Issue         Exchange       Date       Value      (Depreciation)
--------------------------------------------------------------------------------
   10        Dax Index         Eurex     June 2008  $  2,526,845  $     202,181
              25 Euro       Deutshcland
   46      Hang Seng Index   Hong Kong    May 2008     7,541,580         53,616
   26      MSCI Singapore    Singapore    May 2008     1,497,517        (11,200)
              IX Ets
  374      S&P 500 Index      Chicago    June 2008   123,135,493      6,455,507
  124       Taiwan MSCI      Singapore    May 2008     4,299,576        (37,696)
            Simex Index
  120       Topix Index        Tokyo     June 2008    13,774,840      1,838,950
--------------------------------------------------------------------------------
Net Unrealized Appreciation                                       $   8,501,358
                                                                  ==============

o     Financial futures contracts sold as of April 30,2008 were as follows:

--------------------------------------------------------------------------------
                                        Expiration      Face        Unrealized
Contracts       Issue         Exchange     Date         Value      Depreciation
--------------------------------------------------------------------------------
  393          Russell        Chicago    June 2008  $ 27,552,158  $    (645,592)
            Mini Future
   85     DJ Euro Stoxx 50     Eurex     June 2008     4,585,548       (406,176)
                            Deutschland
--------------------------------------------------------------------------------
Net Unrealized Depreciation                                       $  (1,051,768)
                                                                  ==============

See Notes to Financial Statements.


20          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

Schedule of Investments (concluded)

o     Swaps outstanding as of April 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                       Notional     Unrealized
                                                        Amount     Appreciation
                                                        (000)     (Depreciation)
--------------------------------------------------------------------------------
Bought credit default protection on
DaimlerChrysler NA Holding Corp and pay 0.53%

Broker, JPMorgan Chase
Expires June 2011                                    EUR  160,000  $      (618)

Bought credit default protection on Carnival Corp.
and pay 0.25%

Broker, JPMorgan Chase
Expires September 2011                               USD  310,000        4,619

Bought credit default protection on Whirlpool Corp.
and pay 0.48%

Broker, JPMorgan Chase
Expires September 2011                               USD  103,000          708

Bought credit default protection on McDonald's
Corp. and pay 0.16%

Broker, JPMorgan Chase
Expires September 2011                               USD  103,000           97

Bought credit default protection on JC Penney Corp.
and pay 0.53%

Broker, JPMorgan Chase
Expires September 2011                               USD  103,000        3,937
--------------------------------------------------------------------------------
Total                                                              $     8,743
                                                                  ==============

o     Currency Abbreviations:

      CNY   Chinese Yuan
      EUR   Euro
      HKD   Hong Kong Dollar
      JPY   Japanese Yen
      MYR   Malaysian Ringgit
      SGD   Singapore Dollar
      USD   U.S. Dollar
      VND   Vietnam Dong

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          21

================================================================================

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
      Assets
----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $1,228,468,515)(including securities loaned of $20,579,030) ......   $ 1,403,820,880
Investments at value -- affiliated (cost -- $20,674,500) .......................................................        20,674,500
Options purchased at value (cost -- $4,323,854) ................................................................         2,446,424
Unrealized appreciation on swaps ...............................................................................             9,361
Unrealized appreciation on forward foreign exchange contracts ..................................................             2,660
Cash held in connection with investments sold short ............................................................        99,930,336
Foreign currency at value (cost -- $12,478,385) ................................................................        12,364,895
Investments sold receivable ....................................................................................         5,717,672
Beneficial interest sold receivable ............................................................................         3,756,176
Dividends receivable ...........................................................................................         4,277,886
Interest receivable ............................................................................................           255,195
Securities lending receivable ..................................................................................            19,328
Prepaid expenses ...............................................................................................            43,449
Other assets ...................................................................................................           515,799
                                                                                                                   ---------------
Total assets ...................................................................................................     1,553,834,561
                                                                                                                   ---------------

==================================================================================================================================
      Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned at value .......................................................................        20,674,500
Investments sold short at value (proceeds -- $100,883,429) .....................................................        97,841,478
Options written at value (cost -- $6,717,400) ..................................................................        10,368,804
Unrealized depreciation on forward foreign exchange contracts ..................................................           523,935
Unrealized depreciation on swaps ...............................................................................               618
Bank overdraft .................................................................................................           788,370
Investments purchased payable ..................................................................................        17,593,892
Beneficial interest redeemed payable ...........................................................................         2,346,232
Investment advisory fees payable ...............................................................................           898,997
Variation margin payable .......................................................................................           549,881
Distribution fees payable ......................................................................................           435,355
Other affiliates payable .......................................................................................           210,254
Deferred foreign capital gain tax ..............................................................................            97,466
Dividends on investments sold short payable ....................................................................            92,797
Payable on closed investments sold short .......................................................................            34,846
Officer's and Trustees' fees payable ...........................................................................             1,011
Swaps payable ..................................................................................................               377
Other accrued expenses payable .................................................................................            78,186
Other liabilities payable ......................................................................................             4,582
                                                                                                                   ---------------
Total liabilities ..............................................................................................       152,541,581
                                                                                                                   ---------------

==================================================================================================================================
      Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................................   $ 1,401,292,980
                                                                                                                   ===============

==================================================================================================================================
      Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $0.10 par value, unlimited shares of beneficial interests authorized .....   $     3,062,702
Investor A Shares of Common Stock, $0.10 par value, unlimited shares of beneficial interests authorized ........         4,489,996
Investor B Shares of Common Stock, $0.10 par value, unlimited shares of beneficial interests authorized ........           498,660
Investor C Shares of Common Stock, $0.10 par value, unlimited shares of beneficial interests authorized ........         2,231,211
Class R Shares of Common Stock, $0.10 par value, unlimited shares of beneficial interests authorized ...........            86,297
Paid-in capital in excess of par ...............................................................................     1,176,914,427
Undistributed net investment income ............................................................................            76,827
Accumulated net realized gains .................................................................................        34,226,690
Net unrealized appreciation/depreciation .......................................................................       179,706,170
                                                                                                                   ---------------
Net Assets .....................................................................................................   $ 1,401,292,980
                                                                                                                   ===============

==================================================================================================================================
      Net Asset Value
----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $415,060,176 and 30,627,016 shares of beneficial interest outstanding ..   $         13.55
                                                                                                                   ===============
Investor A -- Based on net assets of $607,476,900 and 44,899,962 shares of beneficial interest outstanding .....   $         13.53
                                                                                                                   ===============
Investor B -- Based on net assets of $67,162,125 and 4,986,595 shares of beneficial interest outstanding .......   $         13.47
                                                                                                                   ===============
Investor C -- Based on net assets of $299,950,296 and 22,312,110 shares of beneficial interest outstanding .....   $         13.44
                                                                                                                   ===============
Class R -- Based on net assets of $11,643,483 and 862,968 shares of beneficial interest outstanding ............   $         13.49
                                                                                                                   ===============

See Notes to Financial Statements.


22          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
      Investment Income
----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $629,588 foreign withholding tax) ............................................................   $    12,669,778
Interest .......................................................................................................         1,152,303
Securities lending .............................................................................................            75,334
                                                                                                                   ---------------
Total income ...................................................................................................        13,897,415
                                                                                                                   ---------------

==================================================================================================================================
      Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ............................................................................................         5,417,405
Service -- Investor A ..........................................................................................           746,856
Service and distribution -- Investor B .........................................................................           362,950
Service and distribution -- Investor C .........................................................................         1,455,588
Service and distribution -- Class R ............................................................................            27,243
Custodian ......................................................................................................           319,262
Transfer agent -- Institutional ................................................................................           133,394
Transfer agent -- Investor A ...................................................................................           254,286
Transfer agent -- Investor B ...................................................................................            63,023
Transfer agent -- Investor C ...................................................................................           133,479
Transfer agent -- Class R ......................................................................................            20,165
Accounting services ............................................................................................           194,508
Registration ...................................................................................................            51,351
Professional ...................................................................................................            37,928
Printing .......................................................................................................            34,265
Officer and Trustees ...........................................................................................            25,080
Miscellaneous ..................................................................................................            39,027
                                                                                                                   ---------------
Total expenses excluding dividend and interest expense .........................................................         9,315,810
Dividend and interest expense ..................................................................................           697,633
                                                                                                                   ---------------
Total expenses .................................................................................................        10,013,443
Less fees waived by advisor ....................................................................................           (23,812)
                                                                                                                   ---------------
Total expenses after waiver ....................................................................................         9,989,631
                                                                                                                   ---------------
Net investment income ..........................................................................................         3,907,784
                                                                                                                   ---------------

==================================================================================================================================
      Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
   Investments (including $67,540 foreign capital gain tax) ....................................................        41,886,473
   Financial futures contracts and swaps .......................................................................       (17,570,563)
   Options written .............................................................................................         4,873,200
   Foreign currency ............................................................................................         4,483,857
   Investments sold short ......................................................................................         1,222,891
                                                                                                                   ---------------
                                                                                                                        34,895,858
                                                                                                                   ---------------
Net change in unrealized appreciation/depreciation on:
   Investments (including $125,533 deferred foreign capital gain credit) .......................................      (136,186,987)
   Financial futures contracts and swaps .......................................................................         4,195,935
   Options written .............................................................................................         5,098,477
   Foreign currency ............................................................................................        (1,385,877)
   Investments sold short ......................................................................................         3,101,243
                                                                                                                   ---------------
                                                                                                                      (125,177,209)
                                                                                                                   ---------------
Total realized and unrealized loss .............................................................................       (90,281,351)
                                                                                                                   ---------------
Net Decrease in Net Assets Resulting from Operations ...........................................................   $   (86,373,567)
                                                                                                                   ===============

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          23

================================================================================

Statements of Changes in Net Assets

                                                                                           Six Months
                                                                                             Ended
                                                                                            April 30,         Year Ended
                                                                                               2008          October 31,
Increase (Decrease) in Net Assets:                                                         (Unaudited)           2007
---------------------------------------------------------------------------------------------------------------------------
      Operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income ................................................................   $     3,907,784   $     5,415,132
Net realized gain ....................................................................        34,895,858        64,422,814
Net change in unrealized appreciation/depreciation ...................................      (125,177,209)      164,308,239
                                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations ......................       (86,373,567)      234,146,185
                                                                                         ----------------------------------

===========================================================================================================================
      Dividends and Distributions to Shareholders from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income:
   Institutional .....................................................................        (2,967,933)       (1,865,895)
   Investor A ........................................................................        (3,704,220)         (866,790)
   Investor B ........................................................................           (13,717)          (60,745)
   Investor C ........................................................................          (365,926)         (512,648)
   Class R ...........................................................................           (48,175)              (36)
Net realized gain:
   Institutional .....................................................................       (15,025,378)       (4,651,154)
   Investor A ........................................................................       (24,465,366)       (2,532,894)
   Investor B ........................................................................        (3,171,005)         (734,273)
   Investor C ........................................................................       (11,819,802)       (4,337,172)
   Class R ...........................................................................          (425,864)             (340)
                                                                                         ----------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ....       (62,007,386)      (15,561,947)
                                                                                         ----------------------------------

===========================================================================================================================
      Beneficial Interest Transactions
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions .............       117,033,717       918,338,590
                                                                                         ----------------------------------

===========================================================================================================================
      Redemption Fee
---------------------------------------------------------------------------------------------------------------------------
Redemption fee .......................................................................            17,964             4,532
                                                                                         ----------------------------------

===========================================================================================================================
      Net Assets
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ..............................................       (31,329,272)    1,136,927,360
Beginning of period ..................................................................     1,432,622,252       295,694,892
                                                                                         ----------------------------------
End of period ........................................................................   $ 1,401,292,980   $ 1,432,622,252
                                                                                         ==================================
End of period, undistributed net investment income ...................................   $        76,827   $     3,269,014
                                                                                         ==================================

See Notes to Financial Statements.


24          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

Financial Highlights

                                                                            Institutional
                                                        ------------------------------------------------------
                                                         Six Months
                                                           Ended                             Period
                                                         April 30,         Year Ended    Nov. 4, 2005(1)
                                                            2008          October 31,    to October 31,
                                                        (Unaudited)          2007             2006
--------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     15.11       $     12.03    $         10.00
                                                        ------------------------------------------------------
Net investment income(2) ............................          0.07              0.13               0.12
Net realized and unrealized gain (loss)(3) ..........         (0.95)             3.59               1.93
                                                        ------------------------------------------------------
Net increase (decrease) from investment
   operations .......................................         (0.88)             3.72               2.05
                                                        ------------------------------------------------------
Dividends and distributions from:
   Net investment income ............................         (0.11)            (0.19)             (0.02)
   Net realized gain ................................         (0.57)            (0.45)                --
                                                        ------------------------------------------------------
Total dividends and distributions ...................         (0.68)            (0.64)             (0.02)
                                                        ------------------------------------------------------
Net asset value, end of period ......................   $     13.55       $     15.11    $         12.03
                                                        ======================================================

==============================================================================================================
   Total Investment Return(4)
--------------------------------------------------------------------------------------------------------------
Based on net asset value ............................         (5.87%)(5)        32.17%             20.51%(5,6)
                                                        ======================================================

==============================================================================================================
   Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------
Total expenses after waiver, excluding
   reorganization expenses and excluding
   dividend and interest expense ....................          0.97%(7)          1.02%              1.26%(7)
                                                        ======================================================
Total expenses after waiver .........................          1.07%(7)          1.04%              1.26%(7)
                                                        ======================================================
Total expenses ......................................          1.07%(7)          1.04%              1.26%(7)
                                                        ======================================================
Net investment income ...............................          0.99%(7)          1.09%              1.14%(7)
                                                        ======================================================

==============================================================================================================
   Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................   $   415,060       $   383,601    $       107,419
                                                        ======================================================
Portfolio turnover ..................................            31%               35%                38%
                                                        ======================================================

                                                                              Investor A
                                                        ------------------------------------------------------
                                                         Six Months
                                                           Ended                            Period
                                                         April 30,        Year Ended     Nov. 4, 2005(1)
                                                           2008           October 31,    to October 31,
                                                        (Unaudited)          2007             2006
--------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     15.08       $     12.00    $         10.00
                                                        ------------------------------------------------------
Net investment income(2) ............................          0.05              0.10               0.10
Net realized and unrealized gain (loss)(3) ..........         (0.94)             3.59               1.92
                                                        ------------------------------------------------------
Net increase (decrease) from investment
   operations .......................................         (0.89)             3.69               2.02
                                                        ------------------------------------------------------
Dividends and distributions from:
   Net investment income ............................         (0.09)            (0.16)             (0.02)
   Net realized gain ................................         (0.57)            (0.45)                --
                                                        ------------------------------------------------------
Total dividends and distributions ...................         (0.66)            (0.61)             (0.02)
                                                        ------------------------------------------------------
Net asset value, end of period ......................   $     13.53       $     15.08    $         12.00
                                                        ======================================================

==============================================================================================================
   Total Investment Return(4)
--------------------------------------------------------------------------------------------------------------
Based on net asset value ............................         (5.99%)(5)        31.84%             20.21%(5,6)
                                                        ======================================================

==============================================================================================================
   Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------
Total expenses after waiver, excluding
   reorganization expenses and excluding
   dividend and interest expense ....................          1.23%(7)          1.27%              1.51%(7)
                                                        ======================================================
Total expenses after waiver .........................          1.34%(7)          1.29%              1.51%(7)
                                                        ======================================================
Total expenses ......................................          1.34%(7)          1.29%              1.51%(7)
                                                        ======================================================
Net investment income ...............................          0.70%(7)          0.83%               .93%(7)
                                                        ======================================================

==============================================================================================================
   Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................   $   607,477       $   648,402    $        66,714
                                                        ======================================================
Portfolio turnover ..................................            31%               35%                38%
                                                        ======================================================

(1)   Commencement of operations.

(2)   Based on average shares outstanding.

(3)   Includes redemption fee, which is less than $0.01 per share.

(4)   Total investment returns exclude the effects of any sales charges.

(5)   Aggregate total investment return.

(6) In 2006, approximately +0.03% of the Fund's total investment return consisted of a payment by the Advisor in order to resolve a regulatory issue relating to an investment.

(7)   Annualized.

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          25

================================================================================

                                                                              Investor B
                                                        ------------------------------------------------------
                                                        Six Months
                                                           Ended                             Period
                                                         April 30,        Year Ended     Nov. 4, 2005(1)
                                                           2008           October 31,    to October 31,
                                                        (Unaudited)          2007            2006
--------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     14.98       $     11.91    $         10.00
                                                        ------------------------------------------------------
Net investment income (loss)(2) .....................         (0.01)             0.01               0.02
Net realized and unrealized gain (loss)(4) ..........         (0.93)             3.55               1.91
                                                        ------------------------------------------------------
Net increase (decrease) from investment
   operations .......................................         (0.94)             3.56               1.93
                                                        ------------------------------------------------------
Dividends and distributions from:
   Net investment income ............................            --(3)          (0.04)             (0.02)
   Net realized gain ................................         (0.57)            (0.45)                --
                                                        ------------------------------------------------------
Total dividends and distributions ...................         (0.57)            (0.49)             (0.02)
                                                        ------------------------------------------------------
Net asset value, end of period ......................   $     13.47       $     14.98    $         11.91
                                                        ======================================================

==============================================================================================================
   Total Investment Return(5)
--------------------------------------------------------------------------------------------------------------
Based on net asset value ............................         (6.32%)(6)        30.76%             19.31%(6,7)
                                                        ======================================================

==============================================================================================================
   Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------
Total expenses after waiver, excluding
   reorganization expenses and excluding
   dividend and interest expense ....................          2.05%(8)          2.07%              2.27%(8)
                                                        ======================================================
Total expenses after waiver .........................          2.16%(8)          2.09%              2.27%(8)
                                                        ======================================================
Total expenses ......................................          2.17%(8)          2.11%              2.27%(8)
                                                        ======================================================
Net investment income (loss) ........................         (0.15%)(8)         0.09%              0.18%(8)
                                                        ======================================================

==============================================================================================================
   Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................   $    67,162       $    84,465    $        18,395
                                                        ======================================================
Portfolio turnover ..................................            31%               35%                38%
                                                        ======================================================

                                                                              Investor C
                                                        ------------------------------------------------------
                                                         Six Months
                                                            Ended                            Period
                                                          April 30,        Year Ended    Nov. 4, 2005(1)
                                                            2008          October 31,     to October 31,
                                                        (Unaudited)          2007             2006
--------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     14.97       $     11.92    $         10.00
                                                        ------------------------------------------------------
Net investment income (loss)(2) .....................            --(3)           0.01               0.02
Net realized and unrealized gain (loss)(4) ..........         (0.94)             3.55               1.92
                                                        ------------------------------------------------------
Net increase (decrease) from investment operations ..         (0.94)             3.56               1.94
                                                        ------------------------------------------------------
Dividends and distributions from:
   Net investment income ............................         (0.02)            (0.06)             (0.02)
   Net realized gain ................................         (0.57)            (0.45)                --
                                                        ------------------------------------------------------
Total dividends and distributions ...................         (0.59)            (0.51)             (0.02)
                                                        ------------------------------------------------------
Net asset value, end of period ......................   $     13.44       $     14.97    $         11.92
                                                        ======================================================

==============================================================================================================
   Total Investment Return(5)
--------------------------------------------------------------------------------------------------------------
Based on net asset value ............................         (6.36%)(6)        30.76%             19.41%(6,7)
                                                        ======================================================

==============================================================================================================
   Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------
Total expenses after waiver, excluding
   reorganization expenses and excluding
   dividend and interest expense ....................          1.99%(8)          2.05%              2.27%(8)
                                                        ======================================================
Total expenses after waiver .........................          2.09%(8)          2.07%              2.27%(8)
                                                        ======================================================
Total expenses ......................................          2.09%(8)          2.07%              2.27%(8)
                                                        ======================================================
Net investment income (loss) ........................         (0.05%)(8)         0.08%              0.16%(8)
                                                        ======================================================

==============================================================================================================
   Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................   $   299,950       $   305,241    $       103,167
                                                        ======================================================
Portfolio turnover ..................................            31%               35%                38%
                                                        ======================================================

(1)   Commencement of operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than ($0.01) per share.

(4)   Includes redemption fee, which is less than $0.01 per share.

(5)   Total investment return excludes the effects of sales charges.

(6)   Aggregate total investment return.

(7) In 2006, approximately +0.03% of the Fund's total investment return consisted of a payment by the Advisor in order to resolve a regulatory issue relating to an investment.

(8)   Annualized.

See Notes to Financial Statements.


26          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

Financial Highlights (concluded)

                                                                                                   Class R
                                                                                      ----------------------------------
                                                                                      Six Months            Period
                                                                                         Ended             March 1,
                                                                                       April 30,          2007(1) to
                                                                                         2008            October 31,
                                                                                      (Unaudited)            2007
------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........................................      $     15.04        $     12.41
                                                                                      ----------------------------------
Net investment income(2) .......................................................             0.03               0.04
Net realized and unrealized gain (loss)(3) .....................................            (0.95)              2.82
                                                                                      ----------------------------------
Net increase (decrease) from investment operations .............................            (0.92)              2.86
                                                                                      ----------------------------------
Dividends and distributions from:
   Net investment income .......................................................            (0.06)             (0.02)
   Net realized gain ...........................................................            (0.57)             (0.21)
                                                                                      ----------------------------------
Total dividends and distributions ..............................................            (0.63)             (0.23)
                                                                                      ----------------------------------
Net asset value, end of period .................................................      $     13.49        $     15.04
                                                                                      ==================================

========================================================================================================================
   Total Investment Return
------------------------------------------------------------------------------------------------------------------------
Based on net asset value .......................................................            (6.15%)(4)         23.36%(4)
                                                                                      ==================================

========================================================================================================================
   Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver, excluding reorganization expenses and
   excluding dividend and interest expense .....................................             1.54%(5)           1.54%(5)
                                                                                      ==================================
Total expenses after waiver ....................................................             1.64%(5)           1.55%(5)
                                                                                      ==================================
Total expenses .................................................................             1.87%(5)           1.67%(5)
                                                                                      ==================================
Net investment income ..........................................................             0.42%(5)           0.53%(5)
                                                                                      ==================================

========================================================================================================================
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ................................................      $    11,643        $    10,914
                                                                                      ==================================
Portfolio turnover .............................................................               31%                35%
                                                                                      ==================================

      (1)   Commencement of operations.

      (2)   Based on average shares outstanding.

      (3)   Includes redemption fee, which is less than $0.01 per share.

      (4)   Aggregate total investment return.

      (5)   Annualized.

See Notes to Financial Statements.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          27

================================================================================

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Global Dynamic Equity Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are generally sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Swap agreements are valued by quoted fair values received daily by the Fund's pricing service.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter ("OTC") options are valued by an independent pricing service using a mathematical model that incorporates a number of market data factors.

The Fund values its corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

      o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon


28          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================
      entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward foreign exchange contracts -- The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any.

o Credit default swaps -- Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

o Interest rate swaps -- Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The Fund is required to repay the counterparty any dividends or interest received on the security sold short.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          29

================================================================================

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Fund segregate assets in connection with certain investments (e.g., swaps or futures contracts), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions are recorded on the ex-dividend dates, and distributions are paid at least annually.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Bank Overdraft: The Fund recorded a bank overdraft which resulted from a failed trade that settled the next day.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact of the Fund's financial statement disclosures, if any, is currently being assessed.


30          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact of the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.80%, of the average daily value of the Fund's net assets. The Advisor has agreed to contractually waive and/or reimburse Fund fees or expenses (except extraordinary expenses) until April 30, 2009 so that the net operating expense ratio of the Fund (excluding acquired Fund fees and expenses), as a percentage of average daily net assets, will be no greater than 1.04% for Institutional Shares, 1.29% for Investor A Shares, 2.06% for Investor B Shares, 2.06% for Investor C Shares, and 1.54% for Class R Shares. For the six months ended April 30, 2008, the Advisor earned fees of $5,417,405, of which $23,812 was waived.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM") and BlackRock Asset Management U.K. Limited, both affiliates of the Advisor, under which the Advisor pays each sub-advisor, for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. For the six months ended April 30, 2008, the Fund reimbursed the Advisor $11,012 for certain accounting services, which are included in accounting services expenses in the Statement of Operations.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

-------------------------------------------------------------------------------
                                                       Service     Distribution
                                                         Fee           Fee
-------------------------------------------------------------------------------
Investor A .........................................    0.25%            --
Investor B .........................................    0.25%          0.75%
Investor C .........................................    0.25%          0.75%
Class R ............................................    0.25%          0.25%
-------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For six months ended April 30, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund's Investor A Shares which totaled $282,455.

For the six months ended April 30, 2008, affiliates received contingent deferred sales charges of $36,355 and $20,738 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $18,153 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

-------------------------------------------------------------------------------
                                                               Call Center Fees
-------------------------------------------------------------------------------
Institutional ..............................................        $1,028
Investor A .................................................        $5,271
Investor B .................................................        $  812
Investor C .................................................        $2,069
Class R ....................................................        $   48
-------------------------------------------------------------------------------


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          31

================================================================================

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM, may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended April 30, 2008, BIM received $18,533 in securities lending agent fees.

In addition, MLPF&S received $35,552 in commissions on the execution of portfolio security transactions for the Fund for six months ended April 30, 2008.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008 were $495,564,855 and $437,032,908, respectively.

Transactions in call options written for the six months ended April 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                        Number of     Premiums
                                                        Contracts     Received
--------------------------------------------------------------------------------
Outstanding call options written,
   beginning of period ..............................     24,795    $ 9,021,995
Options written .....................................     12,855      4,622,968
Options closed ......................................       (182)       (83,700)
Options expired .....................................    (17,764)    (4,695,346)
Options exercised ...................................     (3,712)    (2,454,203)
                                                        ------------------------
Outstanding call options written, end of period .....     16,172    $ 6,411,714
--------------------------------------------------------------------------------

Transactions in put options written for the six months ended April 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                        Number of     Premiums
                                                        Contracts     Received
--------------------------------------------------------------------------------
Outstanding put options written,
   beginning of period ..............................       689     $   832,470
Options written .....................................     1,223       2,301,606
Options closed ......................................    (1,025)     (2,164,172)
Options expired .....................................      (723)       (664,218)
                                                        ------------------------
Outstanding put options written, end of period ......       164     $   305,686
--------------------------------------------------------------------------------


32          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

4. Beneficial Interest Transactions:

Transactions in beneficial interest for each class were as follows:

                                                                    Six Months Ended                          Year Ended
                                                                     April 30, 2008                        October 31, 2007
                                                              -----------------------------         ------------------------------
                                                                 Shares          Amount                Shares          Amount
----------------------------------------------------------------------------------------------------------------------------------
Institutional
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................      7,883,289   $  106,846,405            9,540,477   $  127,989,856
Shares issued resulting from reorganization ...............             --               --            9,154,204      119,139,221
Shares issued to shareholders in reinvestment of
   dividends and distributions ............................      1,165,557       16,005,254              418,598        5,260,827
                                                              -----------------------------         ------------------------------
Total issued ..............................................      9,048,846      122,851,659           19,113,279      252,389,904
Shares redeemed ...........................................     (3,812,096)     (51,206,207)          (2,649,701)     (35,239,772)
                                                              -----------------------------         ------------------------------
Net increase ..............................................      5,236,750   $   71,645,452           16,463,578   $  217,150,132
                                                              =============================         ==============================

----------------------------------------------------------------------------------------------------------------------------------
Investor A
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................      3,379,498   $   45,487,538            4,100,590   $   55,209,904
Shares issued resulting from reorganization ...............             --               --           37,429,400      486,769,349
Shares issued to shareholders in reinvestment of
   dividends and distributions ............................      1,772,084       24,313,732              244,828        3,065,430
                                                              -----------------------------         ------------------------------
Total issued ..............................................      5,151,582       69,801,270           41,774,818      545,044,683
Shares redeemed ...........................................     (3,260,684)     (43,941,363)          (4,323,689)     (57,886,622)
                                                              -----------------------------         ------------------------------
Net increase ..............................................      1,890,898   $   25,859,907           37,451,129   $  487,158,061
                                                              =============================         ==============================

----------------------------------------------------------------------------------------------------------------------------------
Investor B
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................        361,937   $    4,927,260              644,109   $    8,490,220
Shares issued resulting from reorganization ...............             --               --            5,067,946       65,770,280
Shares issued to shareholders in reinvestment of
   dividends and distributions ............................        203,774        2,791,752               56,178          704,942
                                                              -----------------------------         ------------------------------
Total issued ..............................................        565,711        7,719,012            5,768,233       74,965,442
Shares redeemed ...........................................     (1,216,677)     (16,284,248)          (1,674,725)     (22,574,076)
                                                              -----------------------------         ------------------------------
Net increase (decrease) ...................................       (650,966)  $   (8,565,236)           4,093,508   $   52,391,366
                                                              =============================         ==============================

----------------------------------------------------------------------------------------------------------------------------------
Investor C
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................      2,706,010   $   36,465,033            4,606,181   $   60,421,791
Shares issued resulting from reorganization ...............             --               --            8,648,551      112,097,330
Shares issued to shareholders in reinvestment of
   dividends and distributions ............................        804,051       10,991,779              355,065        4,454,121
                                                              -----------------------------         ------------------------------
Total issued ..............................................      3,510,061       47,456,812           13,609,797      176,973,242
Shares redeemed ...........................................     (1,592,278)     (21,240,793)          (1,873,578)     (24,865,217)
                                                              -----------------------------         ------------------------------
Net increase ..............................................      1,917,783   $   26,216,019           11,736,219   $  152,108,025
                                                              =============================         ==============================

                                                                     Six Months Ended                   Period March 1, 2007+
                                                                      April 30, 2008                     to October 31, 2007
                                                              -----------------------------         ------------------------------
                                                                 Shares          Amount                Shares          Amount
----------------------------------------------------------------------------------------------------------------------------------
Class R
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................        223,734   $    3,022,568              193,911   $    2,689,134
Shares issued resulting from reorganization ...............             --               --              632,574        8,216,249
Shares issued to shareholders in reinvestment of
   dividends and distributions ............................         34,278          469,606                   69              376
                                                              -----------------------------         ------------------------------
Total issued ..............................................        258,012        3,492,174              826,554       10,905,759
Shares redeemed ...........................................       (120,929)      (1,614,599)            (100,669)      (1,374,753)
                                                              -----------------------------         ------------------------------
Net increase ..............................................        137,083   $    1,877,575              725,885   $    9,531,006
                                                              =============================         ==============================

+     Commencement of operations.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          33

================================================================================

Notes to Financial Statements (concluded)

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for the year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended April 30, 2008.

6. Acquisition of BlackRock Global Value Fund, Inc.:

On April 30, 2007, the Fund acquired substantially all of the net assets and assumed substantially all of the liabilities of BlackRock Global Value Fund, Inc. ("Global Value") pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 50,914,832 shares of common stock of Global Value for 60,932,675 shares of beneficial interest of the Fund. Global Value's net assets on that date of $791,992,429, including $2,841,292 of accumulated distributions in excess of net investment income, $933,034 of accumulated distributions in excess of net realized gains and $114,821,172 of net unrealized appreciation, were combined with those of the Fund. The Fund's aggregate net assets immediately after the acquisition amounted to $1,181,336,081.

7. Commitments:

At May 31, 2008, the Fund had entered into foreign exchange contracts, under which it had agreed to purchase and sell various foreign currencies with an approximate value of $1,185,000 and $14,494,000, respectively.


34          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          35

================================================================================

Additional Information

--------------------------------------------------------------------------------
   BlackRock Privacy Principles
--------------------------------------------------------------------------------

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

--------------------------------------------------------------------------------
   Availability of Additional Information
--------------------------------------------------------------------------------

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
   http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


36          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

================================================================================

--------------------------------------------------------------------------------
   Availability of Additional Information (concluded)
--------------------------------------------------------------------------------

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available

(1) without charge, upon request by calling toll-free (800) 441-7762;

(2) at www.blackrock.com; and

(3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge

(1) at www.blackrock.com or by calling (800) 441-7762 and

(2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

--------------------------------------------------------------------------------
   Shareholder Privileges
--------------------------------------------------------------------------------

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


            BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008          37

================================================================================

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

--------------------------------------------------------------------------------
   Equity Funds
--------------------------------------------------------------------------------

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology
   Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

--------------------------------------------------------------------------------
   Fixed Income Funds
--------------------------------------------------------------------------------

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
   Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

--------------------------------------------------------------------------------
   Municipal Bond Funds
--------------------------------------------------------------------------------

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

--------------------------------------------------------------------------------
   Target Risk & Target Date Funds
--------------------------------------------------------------------------------

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.

+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


38          BLACKROCK GLOBAL DYNAMIC EQUITY FUND      APRIL 30, 2008

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[PAPERLESS LOGO]
      It's Fast, Convenient, & Timely!
      To sign up today, go to www.blackrock.com/edelivery.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Global Dynamic Equity Fund
100 Bellevue Parkway
Wilmington, DE 19809


                                                                       BLACKROCK

                                                                       #GDE-4/08

Item 2 -  Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -  Audit Committee of Listed Registrants - Not Applicable

Item 6 - Investments (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
          (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1)- Code of Ethics - Not Applicable to this semi-annual report

12(a)(2)- Certifications - Attached hereto

12(a)(3)- Not Applicable

12(b)-    Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          BlackRock Global Dynamic Equity Fund

          By:    /s/ Donald C. Burke
                 -------------------------------
                 Donald C. Burke
                 Chief Executive Officer of
                 BlackRock Global Dynamic Equity Fund

          Date: June 23, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Donald C. Burke
                 -------------------------------
                 Donald C. Burke
                 Chief Executive Officer (principal executive officer) of BlackRock Global Dynamic Equity Fund

          Date: June 23, 2008

          By:    /s/ Neal J. Andrews
                 -------------------------------
                 Neal J. Andrews
                 Chief Financial Officer (principal financial officer) of BlackRock Global Dynamic Equity Fund

          Date: June 23, 2008